UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

SHARES		COMPANY	VALUE (000)

COMMON STOCKS—99.94%
AGRICULTURAL PRODUCTION-CROPS—0.01%
2,584	e*	Chiquita Brands International, Inc	$41

		TOTAL AGRICULTURAL PRODUCTION-CROPS	41

AGRICULTURAL PRODUCTION-LIVESTOCK—0.01%
803	e	Cal-Maine Foods, Inc	22
2,370	e	Pilgrim’s Pride Corp	6
23	e	Seaboard Corp	29

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	57

AGRICULTURAL SERVICES—0.00%**
727	e*	Cadiz, Inc	14

		TOTAL AGRICULTURAL SERVICES	14

AMUSEMENT AND RECREATION SERVICES—0.56%
3,321	e*	Bally Technologies, Inc	101
433		Churchill Downs, Inc	21
978	e	Dover Downs Gaming & Entertainment, Inc	8
1,772		International Speedway Corp (Class A)	69
1,909	e*	Leapfrog Enterprises, Inc	20
1,967	e*	Life Time Fitness, Inc	62
3,817	e*	Live Nation, Inc	62
3,063	e*	Marvel Entertainment, Inc	105
4,563	*	Penn National Gaming, Inc	121
3,407	e*	Pinnacle Entertainment, Inc	26
4,554	e,v*	Six Flags, Inc	3
1,000	e	Speedway Motorsports, Inc	19
2,163	e*	Ticketmaster	23
1,000	*	Town Sports International Holdings, Inc	6
113,232		Walt Disney Co	3,475
2,602		Warner Music Group Corp	20
4,762	v*	Westwood One, Inc	2
2,631	e*	WMS Industries, Inc	80
1,461	e	World Wrestling Entertainment, Inc (Class A)	23

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,246

APPAREL AND ACCESSORY STORES—0.56%
5,174		Abercrombie & Fitch Co (Class A)	204
3,747	e*	Aeropostale, Inc	120
1,967	e*	American Apparel, Inc	16
9,979	e	American Eagle Outfitters, Inc	152
3,358	*	AnnTaylor Stores Corp	69
1,533		Bebe Stores, Inc	15
2,844	e	Brown Shoe Co, Inc	47
749	e	Buckle, Inc	42
664	*	Cache, Inc	5
3,338	*	Carter’s, Inc	66
2,400	e*	Casual Male Retail Group, Inc	9
2,074		Cato Corp (Class A)	36
1,406	*	Charlotte Russe Holding, Inc	14
6,864	e*	Charming Shoppes, Inc	34
10,787	e*	Chico’s FAS, Inc	59
1,410	*	Children’s Place Retail Stores, Inc	47
2,493	e	Christopher & Banks Corp	19
836	*	Citi Trends, Inc	14
3,907	e*	Collective Brands, Inc	72
3,000	e*	Dress Barn, Inc	46

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,051	e*	DSW, Inc (Class A)	$14
3,231		Finish Line, Inc (Class A)	32
9,500		Foot Locker, Inc	154
29,148		Gap, Inc	518
5,429	e*	Hanesbrands, Inc	118
2,222	*	HOT Topic, Inc	15
2,305	e*	J Crew Group, Inc	66
1,539	e*	Jo-Ann Stores, Inc	32
1,141	e*	JOS A Bank Clothiers, Inc	38
18,492	*	Kohl’s Corp	852
17,043	e	Limited Brands, Inc	295
888	*	New York & Co, Inc	9
10,895	e	Nordstrom, Inc	314
4,283	*	Pacific Sunwear Of California, Inc	29
7,985		Ross Stores, Inc	294
517	*	Shoe Carnival, Inc	8
2,847		Stage Stores, Inc	39
1,200	e	Talbots, Inc	16
1,080	e*	Tween Brands, Inc	11
1,963	e*	Under Armour, Inc (Class A)	62
6,538	e*	Urban Outfitters, Inc	208
4,270	*	Wet Seal, Inc (Class A)	16

		TOTAL APPAREL AND ACCESSORY STORES	4,226

APPAREL AND OTHER TEXTILE PRODUCTS—0.19%
762	e	Columbia Sportswear Co	32
811	e*	G-III Apparel Group Ltd	15
3,607		Guess ?, Inc	125
1,699	e*	Gymboree Corp	60
5,065	e	Jones Apparel Group, Inc	94
5,941	e	Liz Claiborne, Inc	98
800	e*	Lululemon Athletica, Inc	18
1,392	*	Maidenform Brands, Inc	20
3,068		Phillips-Van Heusen Corp	116
3,355	e	Polo Ralph Lauren Corp (Class A)	224
7,612	*	Quiksilver, Inc	44
836	e*	True Religion Apparel, Inc	22
5,221		VF Corp	404
2,859	*	Warnaco Group, Inc	129

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,401

AUTO REPAIR, SERVICES AND PARKING—0.07%
646	*	Amerco, Inc	27
1,436	e*	Dollar Thrifty Automotive Group, Inc	3
4,569	*	Exide Technologies	34
996	e*	Federal Mogul Corp (Class A)	12
18,898	*	Hertz Global Holdings, Inc	143
1,073	e*	Midas, Inc	15
873		Monro Muffler, Inc	20
3,349	e	Ryder System, Inc	208
672	*	Standard Parking Corp	15
2,627	*	Wright Express Corp	78

		TOTAL AUTO REPAIR, SERVICES AND PARKING	555

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%
5,814		Advance Auto Parts	231
580	e*	America’s Car-Mart, Inc	11
1,889		Asbury Automotive Group, Inc	22
6,910	e*	Autonation, Inc	78
2,161	*	Autozone, Inc	266
13,246	e*	Carmax, Inc	185
4,176	*	Copart, Inc	159
1,048	e*	MarineMax, Inc	8
8,126	*	O’Reilly Automotive, Inc	217

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,440	e	Penske Auto Group, Inc	$28
2,119	*	Rush Enterprises, Inc (Class A)	27
1,793	e	Sonic Automotive, Inc (Class A)	15

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,247

BUILDING MATERIALS AND GARDEN SUPPLIES—0.67%
967	e*	Builders FirstSource, Inc	6
7,745	e	Fastenal Co	382
99,878		Home Depot, Inc	2,586
86,187		Lowe’s Cos, Inc	2,042

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,016

BUSINESS SERVICES—7.13%
25,632	*	3Com Corp	60
813	e*	3D Systems Corp	12
2,635		Aaron Rents, Inc	71
2,600		ABM Industries, Inc	57
35,701		Accenture Ltd (Class A)	1,357
873	e*	ACI Worldwide, Inc	15
35,506	*	Activision Blizzard, Inc	548
3,677	*	Actuate Corp	13
3,887	e	Acxiom Corp	49
1,377		Administaff, Inc	37
31,344	*	Adobe Systems, Inc	1,237
828	e*	Advent Software, Inc	29
5,378	*	Affiliated Computer Services, Inc (Class A)	272
2,801	e	Aircastle Ltd	28
9,967	*	Akamai Technologies, Inc	174
4,010	e*	Alliance Data Systems Corp	254
11,673	*	Amdocs Ltd	320
2,166	*	American Reprographics Co	37
2,116	*	AMN Healthcare Services, Inc	37
5,100	e*	Ansys, Inc	193
1,600		Arbitron, Inc	72
5,091	e*	Ariba, Inc	72
7,187	*	Art Technology Group, Inc	25
1,058	e*	Asset Acceptance Capital Corp	11
1,233	*	athenahealth, Inc	41
13,372	*	Autodesk, Inc	449
30,321		Automatic Data Processing, Inc	1,296
6,370	*	Avis Budget Group, Inc	37
2,932	*	Avocent Corp	60
631	e*	Bankrate, Inc	25
12,324	e,v*	BearingPoint, Inc	6
1,565		BGC Partners, Inc (Class A)	7
2,836	e	Blackbaud, Inc	52
1,799	*	Blackboard, Inc	72
1,746	e*	Blue Coat Systems, Inc	25
11,440	*	BMC Software, Inc	328
862	*	Bottomline Technologies, Inc	9
3,603	e*	BPZ Energy, Inc	62
3,069	e	Brady Corp (Class A)	108
2,433		Brink’s Co	148
23,248		CA, Inc	464
1,901	*	CACI International, Inc (Class A)	95
14,981	*	Cadence Design Systems, Inc	101
1,751	e*	Callidus Software, Inc	7
849	*	Capella Education Co	36
1,800	e*	Cavium Networks, Inc	25
3,710	*	CBIZ, Inc	31
4,020	e*	Cerner Corp	179
2,005	*	Chordiant Software, Inc	10
3,700	*	Ciber, Inc	26
11,254	*	Citrix Systems, Inc	284

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	$33
620	*	Clinical Data, Inc	10
3,055	e*	Cogent Communications Group, Inc	24
2,800	e*	Cogent, Inc	29
2,776		Cognex Corp	56
17,286	*	Cognizant Technology Solutions Corp (Class A)	395
2,159	*	Commvault Systems, Inc	26
840	e	Compass Diversified Trust	12
869	e*	Compellent Technologies, Inc	11
602		Computer Programs & Systems, Inc	17
9,038	*	Computer Sciences Corp	363
15,643	e*	Compuware Corp	152
839	*	COMSYS IT Partners, Inc	8
2,581	e*	Concur Technologies, Inc	99
1,230	*	Constant Contact, Inc	21
7,100	*	Convergys Corp	105
1,115	e*	CoStar Group, Inc	51
1,476	*	CSG Systems International, Inc	26
3,935	*	Cybersource Corp	63
1,981	e*	Data Domain, Inc	44
2,053	e*	DealerTrack Holdings, Inc	35
3,468		Deluxe Corp	50
2,231	e*	Digital River, Inc	72
1,448	*	DivX, Inc	9
349	v*	DMRC Corp	4
1,061	*	Double-Take Software, Inc	11
2,599	e*	DST Systems, Inc	146
1,500	e*	DynCorp International, Inc (Class A)	25
6,551	*	Earthlink, Inc	56
65,214	*	eBay, Inc	1,460
125	e*	Ebix, Inc	12
1,837	e*	Echelon Corp	18
2,891	e*	Eclipsys Corp	61
1,000		Electro Rent Corp	13
19,061	*	Electronic Arts, Inc	705
3,754	e*	Entrust, Inc	8
3,541	*	Epicor Software Corp	28
2,131	e*	EPIQ Systems, Inc	29
7,089		Equifax, Inc	244
2,035	e*	Equinix, Inc	141
4,575	e*	Evergreen Energy, Inc	4
1,397	*	ExlService Holdings, Inc	12
12,409	e*	Expedia, Inc	187
4,994	e*	F5 Networks, Inc	117
2,616	e	Factset Research Systems, Inc	137
2,596	e	Fair Isaac Corp	60
2,479	e*	FalconStor Software, Inc	13
11,743		Fidelity National Information Services, Inc	217
200	e*	First Advantage Corp (Class A)	3
9,896	*	Fiserv, Inc	468
983	*	Forrester Research, Inc	29
3,832	e*	Gartner, Inc	87
1,444	*	Gerber Scientific, Inc	13
1,647	e	Gevity HR, Inc	12
2,712	*	Global Cash Access, Inc	14
1,061	e*	Global Sources Ltd	11
14,073	*	Google, Inc (Class A)	5,637
1,107	e*	H&E Equipment Services, Inc	11
2,506	*	Hackett Group, Inc	14
2,249	e	Healthcare Services Group	41
1,469	e	Heartland Payment Systems, Inc	38
1,329	e	Heidrick & Struggles International, Inc	40
10,329	*	HLTH Corp	118
1,272	*	HMS Holdings Corp	30

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,384	*	Hudson Highland Group, Inc	$10
3,542	*	Hypercom Corp	14
947	e*	i2 Technologies, Inc	13
448	*	ICT Group, Inc	4
1,449	*	iGate Corp	13
2,587	*	IHS, Inc (Class A)	123
11,068		IMS Health, Inc	209
1,967		infoGROUP, Inc	13
4,859	*	Informatica Corp	63
2,218		Infospace, Inc	24
1,446	e*	Innerworkings, Inc	16
1,116	*	Integral Systems, Inc	23
2,217		Interactive Data Corp	56
803	e*	Interactive Intelligence, Inc	7
3,256	e*	Internap Network Services Corp	11
1,292	e*	Internet Brands, Inc (Class A)	9
2,646	e*	Internet Capital Group, Inc	21
27,952	e*	Interpublic Group of Cos, Inc	217
3,184	*	Interwoven, Inc	45
19,200	*	Intuit, Inc	607
1,814	e*	inVentiv Health, Inc	32
10,856	e*	Iron Mountain, Inc	265
4,326		Jack Henry & Associates, Inc	88
1,953	*	JDA Software Group, Inc	30
31,225	*	Juniper Networks, Inc	658
1,200	e	Kelly Services, Inc (Class A)	23
1,544	e*	Kenexa Corp	24
941	e*	Keynote Systems, Inc	12
1,774	*	Kforce, Inc	18
3,252	e*	Kinetic Concepts, Inc	93
1,667	e*	Knot, Inc	14
2,700	*	Korn/Ferry International	48
4,598	e*	Lamar Advertising Co (Class A)	142
7,959	*	Lawson Software, Inc	56
2,000	e*	Limelight Networks, Inc	5
511	*	Liquidity Services, Inc	6
2,311	e*	Magma Design Automation, Inc	9
2,098	e*	Manhattan Associates, Inc	47
4,774		Manpower, Inc	206
1,171	*	Mantech International Corp (Class A)	69
1,311	e	Marchex, Inc (Class B)	13
4,176	e	Mastercard, Inc (Class A)	741
8,855	*	McAfee, Inc	301
5,422	*	Mentor Graphics Corp	62
475,874		Microsoft Corp	12,701
648	*	MicroStrategy, Inc (Class A)	39
2,315	e*	Midway Games, Inc	5
3,243	*	ModusLink Global Solutions, Inc	31
866	*	Monotype Imaging Holdings, Inc	10
7,154	e*	Monster Worldwide, Inc	107
4,760	*	Move, Inc	10
6,206	*	MPS Group, Inc	63
2,666	e*	MSC.Software Corp	29
390	*	NCI, Inc (Class A)	11
10,035	*	NCR Corp	221
2,111	*	Ness Technologies, Inc	24
2,427	e*	NetFlix, Inc	75
1,792	*	Netscout Systems, Inc	19
423	e*	NetSuite, Inc	8
1,732		NIC, Inc	12
21,820	*	Novell, Inc	112
10,313	*	Nuance Communications, Inc	126
18,372		Omnicom Group, Inc	708
3,715	e*	Omniture, Inc	68

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,673	*	On Assignment, Inc	$13
1,415	e*	Online Resources Corp	11
5,712	e*	OpenTV Corp (Class A)	8
231,594	*	Oracle Corp	4,704
7,173	*	Parametric Technology Corp	132
1,245	e	PC-Tel, Inc	12
438		Pegasystems, Inc	6
1,196	*	PeopleSupport, Inc	14
1,789	e*	Perficient, Inc	12
5,518	*	Perot Systems Corp (Class A)	96
2,169	*	Phase Forward, Inc	45
1,611	*	Phoenix Technologies Ltd	13
1,058	e*	Portfolio Recovery Associates, Inc	51
3,120	*	Premiere Global Services, Inc	44
2,510	*	Progress Software Corp	65
774	*	PROS Holdings, Inc	7
1,000		QAD, Inc	7
1,284	e	Quality Systems, Inc	54
4,302	*	Quest Software, Inc	55
1,505	*	Radiant Systems, Inc	13
1,200	e*	Radisys Corp	10
1,891	e*	Raser Technologies, Inc	16
6,472	*	RealNetworks, Inc	33
11,630	*	Red Hat, Inc	175
781	e	Renaissance Learning, Inc	10
3,920	e*	Rent-A-Center, Inc	87
1,679	*	RightNow Technologies, Inc	21
1,200	*	Riskmetrics Group, Inc	23
8,549	e	Robert Half International, Inc	212
2,146		Rollins, Inc	41
2,525	e*	RSC Holdings, Inc	29
4,489	*	S1 Corp	27
6,297	*	Salesforce.com, Inc	305
5,900	*	Sapient Corp	44
3,543	e*	Secure Computing Corp	19
639	e*	SI International, Inc	19
1,301	e*	Smith Micro Software, Inc	9
1,699	e*	Sohu.com, Inc	95
4,123	*	SonicWALL, Inc	22
14,052	e*	Sonus Networks, Inc	40
3,912	e	Sotheby’s (Class A)	78
1,235	*	Sourcefire, Inc	9
4,207	*	Spherion Corp	20
1,239	*	SPSS, Inc	36
2,484	*	SRA International, Inc (Class A)	56
1,404	e*	Stratasys, Inc	25
1,342	e*	SuccessFactors, Inc	15
44,008	*	Sun Microsystems, Inc	334
2,697	*	SupportSoft, Inc	8
4,737	e*	Sybase, Inc	145
1,700	*	SYKES Enterprises, Inc	37
50,283	*	Symantec Corp	985
1,133	e*	Synchronoss Technologies, Inc	11
797	e*	SYNNEX Corp	18
8,758	*	Synopsys, Inc	175
784	e	Syntel, Inc	19
4,650		Take-Two Interactive Software, Inc	76
1,034	e	TAL International Group, Inc	22
1,368	*	Taleo Corp (Class A)	27
798	e*	TechTarget, Inc	6
2,576	*	TeleTech Holdings, Inc	32
590	e	Textainer Group Holdings Ltd	9
1,161	e	TheStreet.com, Inc	7
4,249	e*	THQ, Inc	51

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

11,332	*	TIBCO Software, Inc	$83
1,534	*	TNS, Inc	30
9,771		Total System Services, Inc	160
1,168	*	TradeStation Group, Inc	11
3,096	*	TrueBlue, Inc	50
1,541	e*	Ultimate Software Group, Inc	42
571	e*	Unica Corp	4
22,840	*	Unisys Corp	63
4,078		United Online, Inc	38
3,113	e*	United Rentals, Inc	47
6,076	*	Valueclick, Inc	62
1,577	*	Vasco Data Security International	16
11,559	e*	VeriSign, Inc	301
1,519		Viad Corp	44
1,694	*	Vignette Corp	18
26,292		Visa, Inc (Class A)	1,614
2,400	e*	VMware, Inc (Class A)	64
792	*	Vocus, Inc	27
858	*	Volt Information Sciences, Inc	8
29,141		Waste Management, Inc	918
449	e*	WebMD Health Corp (Class A)	13
2,958	*	Websense, Inc	66
1,627	e*	Website Pros, Inc	9
4,910	*	Wind River Systems, Inc	49
80,894	*	Yahoo!, Inc	1,399

		TOTAL BUSINESS SERVICES	53,723

CHEMICALS AND ALLIED PRODUCTS—10.40%
91,763		Abbott Laboratories	5,284
357	*	Abraxis Bioscience, Inc	25
1,887	e*	Acadia Pharmaceuticals, Inc	5
1,953	e*	Acorda Therapeutics, Inc	47
2,757	e*	Adolor Corp	9
12,607		Air Products & Chemicals, Inc	863
1,600	*	Albany Molecular Research, Inc	29
5,462		Albemarle Corp	168
5,024		Alberto-Culver Co	137
4,608	e*	Alexion Pharmaceuticals, Inc	181
1,212	e*	Alexza Pharmaceuticals, Inc	6
5,676	*	Alkermes, Inc	75
2,616	e*	Allos Therapeutics, Inc	19
2,039	e*	Alnylam Pharmaceuticals, Inc	59
2,624	e*	Alpharma, Inc (Class A)	97
876	e*	AMAG Pharmaceuticals, Inc	34
3,695	e*	American Oriental Bioengineering, Inc	24
928	e	American Vanguard Corp	14
64,467	*	Amgen, Inc	3,821
1,500	e	Arch Chemicals, Inc	53
3,078	e*	Arena Pharmaceuticals, Inc	15
2,036	e*	Arqule, Inc	7
3,660	e*	Array Biopharma, Inc	28
2,455	e*	Auxilium Pharmaceuticals, Inc	80
2,400	e*	Aventine Renewable Energy Holdings, Inc	8
5,794		Avery Dennison Corp	258
25,534		Avon Products, Inc	1,061
1,170	e	Balchem Corp	31
6,553	*	Barr Pharmaceuticals, Inc	428
657	e*	Biodel, Inc	2
17,538	*	Biogen Idec, Inc	882
5,913	e*	BioMarin Pharmaceuticals, Inc	157
657	*	BioMimetic Therapeutics, Inc	7
118,085		Bristol-Myers Squibb Co	2,462
3,844		Cabot Corp	122
1,015	e*	Cadence Pharmaceuticals, Inc	9

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,400	*	Calgon Carbon Corp	$49
1,815	*	Cambrex Corp	11
631	e*	Caraco Pharmaceutical Laboratories Ltd	8
8,871		Celanese Corp (Series A)	248
3,105	e*	Cell Genesys, Inc	2
919	*	Celldex Therapeutics, Inc	11
4,049	e*	Cephalon, Inc	314
3,374		CF Industries Holdings, Inc	309
4,127	*	Charles River Laboratories International, Inc	229
1,163	e*	Chattem, Inc	91
15,194		Chemtura Corp	69
3,895		Church & Dwight Co, Inc	242
8,377		Clorox Co	525
29,990		Colgate-Palmolive Co	2,260
2,917	e*	Columbia Laboratories, Inc	8
898	e*	Cougar Biotechnology, Inc	30
3,622	e*	Cubist Pharmaceuticals, Inc	80
2,618	e*	Cypress Bioscience, Inc	19
2,828		Cytec Industries, Inc	110
1,702	e*	Cytokinetics, Inc	8
4,015	e*	Dendreon Corp	23
5,095	e*	Discovery Laboratories, Inc	10
55,685		Dow Chemical Co	1,770
53,210		Du Pont (E.I.) de Nemours & Co	2,144
3,494	*	Durect Corp	20
4,567		Eastman Chemical Co	251
10,437		Ecolab, Inc	506
58,995		Eli Lilly & Co	2,598
1,704	*	Elizabeth Arden, Inc	33
3,094	e*	Enzon Pharmaceuticals, Inc	23
5,859		Estee Lauder Cos (Class A)	292
2,913	e	Ferro Corp	59
4,477		FMC Corp	230
18,234	*	Forest Laboratories, Inc	516
27,302	*	Genentech, Inc	2,421
16,001	*	Genzyme Corp	1,294
4,250	e*	Geron Corp	17
55,160	*	Gilead Sciences, Inc	2,514
818	e*	GTx, Inc	16
3,359		H.B. Fuller Co	70
3,942	e*	Halozyme Therapeutics, Inc	29
7,111		Hercules, Inc	141
9,624	*	Hospira, Inc	368
8,974	*	Human Genome Sciences, Inc	57
8,858	e	Huntsman Corp	112
1,708	e*	ICO, Inc	10
861	e*	Idenix Pharmaceuticals, Inc	6
1,248	e*	Idera Pharmaceuticals, Inc	18
3,710	*	Idexx Laboratories, Inc	203
3,674	*	ImClone Systems, Inc	229
4,347	*	Immucor, Inc	139
3,006	e*	Indevus Pharmaceuticals, Inc	10
980		Innophos Holdings, Inc	24
1,460		Innospec, Inc	18
2,484	e*	Inspire Pharmaceuticals, Inc	9
353	e	Inter Parfums, Inc	5
1,694	e*	InterMune, Inc	29
4,870		International Flavors & Fragrances, Inc	192
4,647	e*	Inverness Medical Innovations, Inc	139
5,511	e*	Invitrogen Corp	208
2,531	e*	Javelin Pharmaceuticals, Inc	7
922	e	Kaiser Aluminum Corp	40
14,912	*	King Pharmaceuticals, Inc	143
1,077		Koppers Holdings, Inc	40

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,481	*	KV Pharmaceutical Co (Class A)	$56
1,289	*	Landec Corp	10
5,552	e*	Ligand Pharmaceuticals, Inc (Class B)	16
4,080		Lubrizol Corp	176
987	e	Mannatech, Inc	4
2,536	e*	MannKind Corp	10
2,109	e	Martek Biosciences Corp	66
7,861	*	Medarex, Inc	51
3,315	*	Medicines Co	77
3,427	e	Medicis Pharmaceutical Corp (Class A)	51
1,298	e*	Medivation, Inc	34
127,562		Merck & Co, Inc	4,026
2,420	e	Meridian Bioscience, Inc	70
1,175		Minerals Technologies, Inc	70
1,402	e*	Momenta Pharmaceuticals, Inc	18
32,545		Monsanto Co	3,221
9,296		Mosaic Co	632
18,544	e*	Mylan Laboratories, Inc	212
4,000	e*	Nabi Biopharmaceuticals	19
8,177		Nalco Holding Co	152
3,373	*	NBTY, Inc	100
2,526	e*	Neurocrine Biosciences, Inc	12
715		NewMarket Corp	38
964	e	NL Industries, Inc	10
1,495	*	Noven Pharmaceuticals, Inc	17
2,860	*	NPS Pharmaceuticals, Inc	20
1,070	*	Obagi Medical Products, Inc	11
4,620		Olin Corp	90
1,900	e*	OM Group, Inc	43
843	e*	Omrix Biopharmaceuticals, Inc	15
3,536	e*	Onyx Pharmaceuticals, Inc	128
1,463	e*	Optimer Pharmaceuticals, Inc	12
2,901	e*	OraSure Technologies, Inc	14
1,180	e*	Orexigen Therapeutics, Inc	13
3,527	e*	OSI Pharmaceuticals, Inc	174
807	e*	Osiris Therapeutics, Inc	16
2,164	e*	Pacific Ethanol, Inc	3
1,792	e*	Pain Therapeutics, Inc	17
2,340	e*	Par Pharmaceutical Cos, Inc	29
3,406	*	Parexel International Corp	98
7,345	e	PDL BioPharma, Inc	68
4,725		Perrigo Co	182
1,182	e*	PetMed Express, Inc	18
400,811		Pfizer, Inc	7,391
927	e*	Pharmasset, Inc	18
1,726	*	PharMerica Corp	39
6,365	*	PolyOne Corp	41
1,425	e*	Pozen, Inc	15
9,640		PPG Industries, Inc	562
18,336		Praxair, Inc	1,315
1,891	*	Prestige Brands Holdings, Inc	17
181,157		Procter & Gamble Co	12,625
1,419	e*	Progenics Pharmaceuticals, Inc	19
92	*	Protalix BioTherapeutics, Inc	—	^
3,271	e*	Questcor Pharmaceuticals, Inc	24
1,976	*	Quidel Corp	32
2,483	*	Rockwood Holdings, Inc	64
7,724		Rohm & Haas Co	541
7,403		RPM International, Inc	143
2,502	e*	Salix Pharmaceuticals Ltd	16
95,414		Schering-Plough Corp	1,762
1,824	e	Sciele Pharma, Inc	56
2,698		Scotts Miracle-Gro Co (Class A)	64
3,076		Sensient Technologies Corp	86

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

6,507	*	Sepracor, Inc	$119
6,023	e	Sherwin-Williams Co	344
7,711		Sigma-Aldrich Corp	404
3,618	*	Solutia, Inc	51
500		Stepan Co	27
900	e*	SurModics, Inc	28
2,100	e*	Tercica, Inc	19
3,072	e*	Theravance, Inc	38
1,181	e*	Ulta Salon Cosmetics & Fragrance, Inc	16
1,278	e*	United Therapeutics Corp	134
594	e*	USANA Health Sciences, Inc	24
5,342	e*	USEC, Inc	29
4,449	e*	Valeant Pharmaceuticals International	91
6,017		Valspar Corp	134
5,212	*	VCA Antech, Inc	154
6,036	e*	Verasun Energy Corp	19
8,420	*	Vertex Pharmaceuticals, Inc	280
4,346	e*	Viropharma, Inc	57
5,559	e*	Warner Chilcott Ltd (Class A)	84
6,278	*	Watson Pharmaceuticals, Inc	179
893	e	Westlake Chemical Corp	19
4,332	e*	WR Grace & Co	65
79,196		Wyeth	2,925
1,312	e*	Xenoport, Inc	64
8,116	e*	XOMA Ltd	17
2,399	e*	Zymogenetics, Inc	16

		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,379

COAL MINING—0.27%
4,205	*	Alpha Natural Resources, Inc	216
8,714		Arch Coal, Inc	287
10,952		Consol Energy, Inc	503
7,316	e*	International Coal Group, Inc	46
1,514	e*	James River Coal Co	33
4,822	e	Massey Energy Co	172
1,543	e*	National Coal Corp	8
16,252		Peabody Energy Corp	731
570	*	Westmoreland Coal Co	9

		TOTAL COAL MINING	2,005

COMMUNICATIONS—3.91%
2,743	e	Alaska Communications Systems Group, Inc	34
23,861	*	American Tower Corp (Class A)	858
1,895	e*	Anixter International, Inc	113
3,054	e*	Aruba Networks, Inc	16
352,122		AT&T, Inc	9,831
356		Atlantic Tele-Network, Inc	10
1,206	e*	Audiovox Corp (Class A)	11
2,522	e*	Brightpoint, Inc	18
13,439		Cablevision Systems Corp (Class A)	338
1,055	e*	Cbeyond Communications, Inc	15
4,028	*	Centennial Communications Corp (Class A)	25
2,093	e*	Central European Media Enterprises Ltd (Class A)	137
6,105		CenturyTel, Inc	224
25,044	e*	Charter Communications, Inc (Class A)	18
16,520	*	Cincinnati Bell, Inc	51
12,479	e,v*	Citadel Broadcasting Corp	10
4,026	e*	Clearwire Corp (Class A)	48
166,609		Comcast Corp (Class A)	3,271
1,571	e	Consolidated Communications Holdings, Inc	24
2,186	e*	Cox Radio, Inc (Class A)	23
16,909	*	Crown Castle International Corp	490
1,802	e*	Crown Media Holdings, Inc (Class A)	9
3,172	*	CTC Media, Inc	48

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,624	e*	Cumulus Media, Inc (Class A)	$11
813	e*	DG FastChannel, Inc	18
35,674	e*	DIRECTV Group, Inc	934
12,220	*	DISH Network Corp (Class A)	257
8,638		Embarq Corp	350
2,180	e	Entercom Communications Corp (Class A)	11
5,154	*	Entravision Communications Corp (Class A)	14
5,145	e	Fairpoint Communications, Inc	45
8,501	e*	FiberTower Corp	12
354	e	Fisher Communications, Inc	14
8,914	*	Foundry Networks, Inc	162
19,434	e	Frontier Communications Corp	223
3,022	*	General Communication, Inc (Class A)	28
1,077	*	GeoEye, Inc	24
2,246	e*	Global Crossing Ltd	34
4,870		Global Payments, Inc	218
1,202	e*	Globalstar, Inc	2
3,118	e	Gray Television, Inc	5
1,520	e	Hearst-Argyle Television, Inc	34
396	e*	Hughes Communications, Inc	15
5,409	*	IAC/InterActiveCorp	94
2,017	e	Ibasis, Inc	7
6,383	e*	ICO Global Communications Holdings Ltd (Class A)	7
3,749	e,v*	IDT Corp (Class B)	3
1,874	e	Iowa Telecommunications Services, Inc	35
1,069	*	iPCS, Inc	24
1,719	*	j2 Global Communications, Inc	40
1,587	e*	Knology, Inc	13
3,092	e*	Leap Wireless International, Inc	118
93,633	e*	Level 3 Communications, Inc	253
19,997	e*	Liberty Global, Inc (Class A)	606
5,791	*	Liberty Media Corp—Capital (Series A)	77
30,764	*	Liberty Media Corp—Entertainment (Series A)	768
35,566	*	Liberty Media Holding Corp (Interactive A)	459
1,798	e*	Lin TV Corp (Class A)	9
2,626	*	Mastec, Inc	35
283	e*	Mediacom Communications Corp (Class A)	2
14,563	e*	MetroPCS Communications, Inc	204
4,651	e*	NeuStar, Inc (Class A)	92
994	e*	Neutral Tandem, Inc	18
1,681	e*	Nextwave Wireless, Inc	1
9,996	*	NII Holdings, Inc (Class B)	379
1,922	e*	Novatel Wireless, Inc	12
1,715		NTELOS Holdings Corp	46
1,632	e*	Orbcomm, Inc	8
7,414	e*	PAETEC Holding Corp	16
89,984	e	Qwest Communications International, Inc	291
1,881	*	RCN Corp	23
1,756	e*	SAVVIS, Inc	24
6,304	e*	SBA Communications Corp (Class A)	163
5,407	e	Scripps Networks Interactive (Class A)	196
1,404	e	Shenandoah Telecom Co	31
3,111	e	Sinclair Broadcast Group, Inc (Class A)	16
167,104	e	Sprint Nextel Corp	1,019
766	*	Switch & Data Facilities Co, Inc	10
3,081	*	Syniverse Holdings, Inc	51
1,946	e*	TeleCommunication Systems, Inc (Class A)	13
6,282		Telephone & Data Systems, Inc	225
1,962	e*	Terremark Worldwide, Inc	13
3,440	e*	TerreStar Corp	3
9,282	e	Time Warner Cable, Inc (Class A)	225
4,990	e*	TiVo, Inc	36
1,032	*	US Cellular Corp	48
1,642		USA Mobility, Inc	18

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

168,513		Verizon Communications, Inc	$5,408
1,500	e*	Virgin Mobile USA, Inc (Class A)	4
1,993	e,v*	Vonage Holdings Corp	2
26,797		Windstream Corp	293

		TOTAL COMMUNICATIONS	29,471

DEPOSITORY INSTITUTIONS—7.76%
1,117	e	1st Source Corp	26
732		Abington Bancorp, Inc	7
1,749	e	Amcore Financial, Inc	16
853	e	Ameris Bancorp	13
387	e	Ames National Corp	10
1,536	e	Anchor Bancorp Wisconsin, Inc	11
528	e	Arrow Financial Corp	16
7,795	e	Associated Banc-Corp	156
3,717		Astoria Financial Corp	77
520	e	Bancfirst Corp	25
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
5,040	e	Bancorpsouth, Inc	142
1,017	e	BancTrust Financial Group, Inc	13
2,688		Bank Mutual Corp	31
270,136		Bank of America Corp	9,455
2,893		Bank of Hawaii Corp	155
67,980		Bank of New York Mellon Corp	2,215
638	e	Bank of the Ozarks, Inc	17
1,599		BankFinancial Corp	23
777	e	Banner Corp	9
31,899	e	BB&T Corp	1,206
1,950	e*	Beneficial Mutual Bancorp, Inc	25
550		Berkshire Hills Bancorp, Inc	18
1,341	e	BOK Financial Corp	65
2,260		Boston Private Financial Holdings, Inc	20
3,927		Brookline Bancorp, Inc	50
397		Bryn Mawr Bank Corp	9
460	e	Camden National Corp	16
831	e	Capital City Bank Group, Inc	26
828	e	Capitol Bancorp Ltd	16
1,324		Capitol Federal Financial	59
1,503		Cardinal Financial Corp	12
1,800	e	Cascade Bancorp	16
398	e	Cass Information Systems, Inc	14
3,316	e	Cathay General Bancorp	79
1,887	e	Central Pacific Financial Corp	32
1,722	e	Chemical Financial Corp	54
323,253		Citigroup, Inc	6,630
533	e	Citizens & Northern Corp	11
4,633	e	Citizens Republic Bancorp, Inc	14
825	e	City Bank	13
1,123	e	City Holding Co	47
2,497	e	City National Corp	136
875	e	Clifton Savings Bancorp, Inc	10
675	e	CoBiz, Inc	8
10,387	e	Colonial Bancgroup, Inc	82
1,059		Columbia Banking System, Inc	19
8,948	e	Comerica, Inc	293
3,527		Commerce Bancshares, Inc	164
2,024	e	Community Bank System, Inc	51
1,003	e	Community Trust Bancorp, Inc	35
2,340	e	Corus Bankshares, Inc	9
3,071		Cullen/Frost Bankers, Inc	184
4,428	e	CVB Financial Corp	62
1,609	e	Dime Community Bancshares	24
983	*	Dollar Financial Corp	15
1,361	e	Downey Financial Corp	4

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,926	e	East West Bancorp, Inc	$54
512	e	Enterprise Financial Services Corp	12
1,035	e	ESSA Bancorp, Inc	14
2,804	e*	Euronet Worldwide, Inc	47
377	e	Farmers Capital Bank Corp	10
30,064	e	Fifth Third Bancorp	358
664	e	Financial Institutions, Inc	13
720	e	First Bancorp	12
4,676	e	First Bancorp	52
1,530	e	First Busey Corp (Class A)	28
341		First Citizens Bancshares, Inc (Class A)	61
4,700	e	First Commonwealth Financial Corp	63
680	e	First Community Bancshares, Inc	26
2,359	e	First Financial Bancorp	34
1,332	e	First Financial Bankshares, Inc	69
903	e	First Financial Corp	42
600	e	First Financial Holdings, Inc	16
1,374		First Financial Northwest, Inc	14
10,228	e	First Horizon National Corp	96
1,238	e	First Merchants Corp	28
2,914	e	First Midwest Bancorp, Inc	71
6,905	e	First Niagara Financial Group, Inc	109
987	e	First Place Financial Corp	13
504	e	First South Bancorp, Inc	9
377	e*	FirstFed Financial Corp	3
5,102		FirstMerit Corp	107
1,967	e	Flagstar Bancorp, Inc	6
1,105	e	Flushing Financial Corp	19
5,502	e	FNB Corp	88
2,394	e	Frontier Financial Corp	32
11,161	e	Fulton Financial Corp	122
3,468	e	Glacier Bancorp, Inc	86
437	e	Greene County Bancshares, Inc	10
3,800	e*	Guaranty Bancorp	23
1,711	e	Hancock Holding Co	87
2,620	e	Hanmi Financial Corp	13
1,911	e	Harleysville National Corp	32
928	e	Heartland Financial USA, Inc	23
803	e	Heritage Commerce Corp	12
765	e	Home Bancshares, Inc	20
31,070		Hudson City Bancorp, Inc	573
22,354	e	Huntington Bancshares, Inc	179
632	e	IBERIABANK Corp	33
938	e	Independent Bank Corp	29
1,040	e	Integra Bank Corp	8
3,295	e	International Bancshares Corp	89
3,434	*	Investors Bancorp, Inc	52
204,565		JPMorgan Chase & Co	9,553
1,441	e	Kearny Financial Corp	18
27,400		Keycorp	327
1,025	e	Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	16
3,932	e	M&T Bank Corp	351
731	e	MainSource Financial Group, Inc	14
15,732	e	Marshall & Ilsley Corp	317
2,236		MB Financial, Inc	74
5,244	*	Metavante Technologies, Inc	101
1,081	e	Midwest Banc Holdings, Inc	4
1,144	e	Nara Bancorp, Inc	13
206	e	NASB Financial, Inc	7
42,662	e	National City Corp	75
4,881	e	National Penn Bancshares, Inc	71
2,152	e	NBT Bancorp, Inc	64
2,399	*	Net 1 UEPS Technologies, Inc	54
19,260	e	New York Community Bancorp, Inc	323
6,972	e	NewAlliance Bancshares, Inc	105
13,119		Northern Trust Corp	947
1,192	*	Northfield Bancorp, Inc	14
1,341	e	Northwest Bancorp, Inc	37
508		OceanFirst Financial Corp	9
3,801	e	Old National Bancorp	76
799	e	Old Second Bancorp, Inc	15

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,295	e	Oriental Financial Group, Inc	$23
713	e*	Oritani Financial Corp	12
2,744	e	Pacific Capital Bancorp	56
611	e	Pacific Continental Corp	9
1,486		PacWest Bancorp	42
688	e	Park National Corp	54
499	e	Peapack Gladstone Financial Corp	17
595	e	Peoples Bancorp, Inc	13
19,823		People’s United Financial, Inc	382
986	*	Pinnacle Financial Partners, Inc	30
20,700		PNC Financial Services Group, Inc	1,546
13,939		Popular, Inc	116
1,141	e	PrivateBancorp, Inc	48
2,230	e	Prosperity Bancshares, Inc	76
2,140	e	Provident Bankshares Corp	21
4,058	e	Provident Financial Services, Inc	67
2,753	e	Provident New York Bancorp	36
41,618	e	Regions Financial Corp	400
769	e	Renasant Corp	17
612	e	Republic Bancorp, Inc (Class A)	19
598	e	Rockville Financial, Inc	9
629	e	Roma Financial Corp	9
1,811	e	S&T Bancorp, Inc	67
846	e	S.Y. Bancorp, Inc	26
1,000	e	Sandy Spring Bancorp, Inc	22
357		Santander BanCorp	4
605		SCBT Financial Corp	23
740	e	Seacoast Banking Corp of Florida	8
514		Shore Bancshares, Inc	13
370	e	Sierra Bancorp	8
1,893	*	Signature Bank	66
1,066		Simmons First National Corp (Class A)	38
581	e	Smithtown Bancorp, Inc	13
4,761	e	South Financial Group, Inc	35
757	e	Southside Bancshares, Inc	19
740		Southwest Bancorp, Inc	13
26,590	e	Sovereign Bancorp, Inc	105
856	e	State Bancorp, Inc	13
25,214		State Street Corp	1,434
1,347	e	StellarOne Corp	28
1,199	e	Sterling Bancorp	17
3,900		Sterling Bancshares, Inc	41
3,133	e	Sterling Financial Corp	45
701		Suffolk Bancorp	28
613	*	Sun Bancorp, Inc	8
21,153	e	SunTrust Banks, Inc	952
4,965	e	Susquehanna Bancshares, Inc	97
1,802	e*	SVB Financial Group	104
17,015	e	Synovus Financial Corp	176
8,192		TCF Financial Corp	147
1,482	e*	Texas Capital Bancshares, Inc	31
6,191	e	TFS Financial Corp	77
709	e	Tompkins Trustco, Inc	36
1,219	e	TowneBank	27
726		Trico Bancshares	16
5,202	e	Trustco Bank Corp NY	61
2,902	e	Trustmark Corp	60
6,278	e	UCBH Holdings, Inc	40
1,859		UMB Financial Corp	98
3,609	e	Umpqua Holdings Corp	53
814	e	Union Bankshares Corp	20
2,534	e	United Bankshares, Inc	89
2,144	e	United Community Banks, Inc	28
1,981	e	United Community Financial Corp	10
1,056		United Financial Bancorp, Inc	16
460	e	United Security Bancshares	8
792	e	Univest Corp of Pennsylvania	29
103,057	e	US Bancorp	3,712
7,834	e	Valley National Bancorp	164
690		ViewPoint Financial Group	12
7,937	e,v	W Holding Co, Inc	4

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

126,351	e	Wachovia Corp	$442
5,275	e	Washington Federal, Inc	97
881		Washington Trust Bancorp, Inc	23
681	e*	Waterstone Financial, Inc	7
3,232		Webster Financial Corp	82
196,454		Wells Fargo & Co	7,373
1,534		WesBanco, Inc	41
997	e	West Bancorporation, Inc	13
977	e	West Coast Bancorp	14
1,616	e	Westamerica Bancorporation	93
850	e*	Western Alliance Bancorp	13
44,300		Western Union Co	1,093
1,174		Westfield Financial, Inc	12
4,160	e	Whitney Holding Corp	101
4,204	e	Wilmington Trust Corp	121
980	e	Wilshire Bancorp, Inc	12
1,580	e	Wintrust Financial Corp	46
320		WSFS Financial Corp	19
709	e	Yadkin Valley Financial Corp	12
6,129	e	Zions Bancorporation	237

		TOTAL DEPOSITORY INSTITUTIONS	58,455

EATING AND DRINKING PLACES—0.98%
1,322	*	AFC Enterprises	9
758	e*	BJ’s Restaurants, Inc	9
1,700	e	Bob Evans Farms, Inc	46
5,750	e	Brinker International, Inc	103
790	e*	Buffalo Wild Wings, Inc	32
4,224		Burger King Holdings, Inc	104
1,971	e*	California Pizza Kitchen, Inc	25
1,623	e	CBRL Group, Inc	43
1,296	*	CEC Entertainment, Inc	43
4,394	*	Cheesecake Factory	64
1,977	e*	Chipotle Mexican Grill, Inc (Class A)	110
3,658		CKE Restaurants, Inc	39
7,745		Darden Restaurants, Inc	222
6,036	*	Denny’s Corp	15
1,061	e	DineEquity, Inc	18
2,437	*	Domino’s Pizza, Inc	30
3,822	*	Jack in the Box, Inc	80
3,561	e*	Krispy Kreme Doughnuts, Inc	12
1,203	e	Landry’s Restaurants, Inc	19
67,143		McDonald’s Corp	4,143
1,720		O’Charleys, Inc	15
1,450	e*	Papa John’s International, Inc	39
1,702	e*	PF Chang’s China Bistro, Inc	40
957	e*	Red Robin Gourmet Burgers, Inc	26
3,070	e*	Ruby Tuesday, Inc	18
800	e*	Ruth’s Chris Steak House, Inc	3
3,411	e*	Sonic Corp	50
43,549	*	Starbucks Corp	647
1,689	e*	Steak N Shake Co	15
3,384	e*	Texas Roadhouse, Inc (Class A)	30
11,069	e	Tim Hortons, Inc	328
23,982	e	Wendy’s/Arby’s Group, Inc (Class A)	126
27,748		Yum! Brands, Inc	905

		TOTAL EATING AND DRINKING PLACES	7,408

EDUCATIONAL SERVICES—0.16%
663	e*	American Public Education, Inc	32
7,504	*	Apollo Group, Inc (Class A)	445
5,356	*	Career Education Corp	87
3,717	e*	Corinthian Colleges, Inc	56
3,674		DeVry, Inc	182
2,332	e*	ITT Educational Services, Inc	189
363	e*	K12, Inc	9
522	*	Learning Tree International, Inc	7

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

887		Strayer Education, Inc	$178
1,448	e*	Universal Technical Institute, Inc	25

		TOTAL EDUCATIONAL SERVICES	1,210

ELECTRIC, GAS, AND SANITARY SERVICES—4.16%
40,402	*	AES Corp	472
3,896		AGL Resources, Inc	122
10,136		Allegheny Energy, Inc	373
1,693		Allete, Inc	75
6,598		Alliant Energy Corp	213
22,174	*	Allied Waste Industries, Inc	246
12,327		Ameren Corp	481
822		American Ecology Corp	23
23,900		American Electric Power Co, Inc	885
1,100	e	American States Water Co	42
3,788		American Water Works Co, Inc	81
8,189		Aqua America, Inc	146
5,341		Atmos Energy Corp	142
3,100		Avista Corp	67
5,186	e*	Beacon Power Corp	8
2,253		Black Hills Corp	70
1,013	e	California Water Service Group	39
21,176	e*	Calpine Corp	275
1,195	*	Casella Waste Systems, Inc (Class A)	14
19,246		Centerpoint Energy, Inc	280
616		Central Vermont Public Service Corp	14
1,063	e	CH Energy Group, Inc	46
402	e	Chesapeake Utilities Corp	13
1,289	e*	Clean Energy Fuels Corp	18
1,182	*	Clean Harbors, Inc	80
3,305		Cleco Corp	83
13,685	e	CMS Energy Corp	171
518	e	Connecticut Water Service, Inc	15
16,257	e	Consolidated Edison, Inc	698
892	e	Consolidated Water Co, Inc	15
10,730		Constellation Energy Group, Inc	261
7,381	*	Covanta Holding Corp	177
2,304	e	Crosstex Energy, Inc	58
33,654		Dominion Resources, Inc	1,440
6,926	e	DPL, Inc	172
9,170		DTE Energy Co	368
75,673		Duke Energy Corp	1,319
29,653	e*	Dynegy, Inc (Class A)	106
18,721		Edison International	747
42,036		El Paso Corp	536
2,788	*	El Paso Electric Co	59
1,913	e	Empire District Electric Co	41
4,384		Energen Corp	199
1,700	e	EnergySolutions, Inc	17
453		EnergySouth, Inc	28
231	e*	EnerNOC, Inc	2
11,462	e	Entergy Corp	1,020
39,004		Exelon Corp	2,442
18,204		FirstEnergy Corp	1,219
23,861		FPL Group, Inc	1,200
7,375		Great Plains Energy, Inc	164
5,035	e	Hawaiian Electric Industries, Inc	147
2,843		Idacorp, Inc	83
4,488	e	Integrys Energy Group, Inc	224
2,892	e	ITC Holdings Corp	150
1,400		Laclede Group, Inc	68
10,015		MDU Resources Group, Inc	290
1,200	e	MGE Energy, Inc	43
813	e	Middlesex Water Co	14
11,003	e*	Mirant Corp	201
4,857	e	National Fuel Gas Co	205
2,774	e	New Jersey Resources Corp	100
2,750	e	Nicor, Inc	122
14,876		NiSource, Inc	220

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

9,442		Northeast Utilities	$242
1,750		Northwest Natural Gas Co	91
2,408	e	NorthWestern Corp	61
14,114	e*	NRG Energy, Inc	349
6,541		NSTAR	219
5,507		OGE Energy Corp	170
6,202		Oneok, Inc	213
1,079	e	Ormat Technologies, Inc	39
1,956	e	Otter Tail Corp	60
11,772		Pepco Holdings, Inc	270
20,894		PG&E Corp	783
936	e*	Pico Holdings, Inc	34
4,760		Piedmont Natural Gas Co, Inc	152
1,025	*	Pike Electric Corp	15
6,239		Pinnacle West Capital Corp	215
4,786	e*	Plug Power, Inc	5
4,199		PNM Resources, Inc	43
3,747		Portland General Electric Co	89
22,419		PPL Corp	830
15,370		Progress Energy, Inc	663
5,000	m,v*	Progress Energy, Inc	—	^
30,436		Public Service Enterprise Group, Inc	998
7,711		Puget Energy, Inc	206
10,373		Questar Corp	424
20,883	*	Reliant Energy, Inc	154
8,476		Republic Services, Inc	254
1,126	e	Resource America, Inc (Class A)	11
6,675		SCANA Corp	260
14,845		Sempra Energy	749
13,561		Sierra Pacific Resources	130
1,020	e	SJW Corp	31
1,884	e	South Jersey Industries, Inc	67
45,740		Southern Co	1,724
6,440		Southern Union Co	133
2,572		Southwest Gas Corp	78
1,025	e	Southwest Water Co	13
4,708	*	Stericycle, Inc	277
12,829	e	TECO Energy, Inc	202
6,491		UGI Corp	167
1,633	e	UIL Holdings Corp	56
2,373		Unisource Energy Corp	69
4,559		Vectren Corp	127
3,949	*	Waste Connections, Inc	135
1,458	e*	Waste Services, Inc	11
5,725	e	Westar Energy, Inc	132
3,019		WGL Holdings, Inc	98
34,975		Williams Cos, Inc	827
6,889		Wisconsin Energy Corp	309
24,349		Xcel Energy, Inc	487

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	31,321

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.12%
1,500	e*	Acme Packet, Inc	9
1,556	*	Actel Corp	19
2,435	e	Acuity Brands, Inc	102
7,209	e*	Adaptec, Inc	24
7,316	e*	ADC Telecommunications, Inc	62
3,501	e	Adtran, Inc	68
2,343	e*	Advanced Analogic Technologies, Inc	11
2,485	e*	Advanced Battery Technologies, Inc	8
2,251	*	Advanced Energy Industries, Inc	31
36,301	e*	Advanced Micro Devices, Inc	191
16,906		Altera Corp	350
2,495	e*	American Superconductor Corp	59
6,334		Ametek, Inc	258
6,298	e*	Amkor Technology, Inc	40
10,491		Amphenol Corp (Class A)	421
3,097	e*	Anadigics, Inc	9
17,368		Analog Devices, Inc	458
52,265	*	Apple Computer, Inc	5,940

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,877	*	Applied Micro Circuits Corp	$29
760		Applied Signal Technology, Inc	13
8,272	*	Arris Group, Inc	64
3,325	e*	Atheros Communications, Inc	78
26,699	*	Atmel Corp	90
1,909	*	ATMI, Inc	34
801	e*	Avanex Corp	4
8,620	*	Avnet, Inc	212
3,547	e	AVX Corp	36
723	e*	AZZ, Inc	30
2,797	e	Baldor Electric Co	81
674		Bel Fuse, Inc (Class B)	19
4,279	*	Benchmark Electronics, Inc	60
782	e*	BigBand Networks, Inc	3
5,976	e*	Bookham, Inc	7
30,579	*	Broadcom Corp (Class A)	570
8,642	e*	Capstone Turbine Corp	11
1,663	*	Ceradyne, Inc	61
1,230	*	Ceva, Inc	10
2,612	*	Checkpoint Systems, Inc	49
1,638	e*	China Security & Surveillance Technology, Inc	23
5,374	e*	Ciena Corp	54
350,024	e*	Cisco Systems, Inc	7,897
1,458	e*	Comtech Telecommunications Corp	72
10,405		Cooper Industries Ltd (Class A)	416
457	*	CPI International, Inc	7
5,056	e*	Cree, Inc	115
2,100		CTS Corp	27
1,000		Cubic Corp	25
9,243	*	Cypress Semiconductor Corp	48
1,921	e*	Diodes, Inc	35
3,020	*	Dolby Laboratories, Inc (Class A)	106
1,958	*	DSP Group, Inc	15
1,168	e*	DTS, Inc	33
9,761		Eaton Corp	548
2,545	e*	EchoStar Corp (Class A)	61
2,000	*	Electro Scientific Industries, Inc	28
4,389	e*	Emcore Corp	22
956	*	EMS Technologies, Inc	21
3,310	*	Energizer Holdings, Inc	267
2,523	e*	Energy Conversion Devices, Inc	147
1,650	*	EnerSys	33
5,831	e*	Evergreen Solar, Inc	32
2,444	e*	Exar Corp	19
7,886	*	Fairchild Semiconductor International, Inc	70
14,527	e*	Finisar Corp	15
2,673	*	First Solar, Inc	505
1,238	e	Franklin Electric Co, Inc	55
4,152	e*	FuelCell Energy, Inc	25
1,197	e*	Globecomm Systems, Inc	10
6,150	*	GrafTech International Ltd	93
1,507	e*	Greatbatch, Inc	37
1,100	*	GT Solar International, Inc	12
3,385	e	Harman International Industries, Inc	115
5,636	*	Harmonic, Inc	48
7,946		Harris Corp	367
1,540	*	Harris Stratex Networks, Inc (Class A)	12
1,865	e*	Helen of Troy Ltd	42
6,021	*	Hexcel Corp	82
1,175	e*	Hittite Microwave Corp	39
44,376		Honeywell International, Inc	1,844
1,800	*	Hutchinson Technology, Inc	21
1,976	e	Imation Corp	45
5,585	e*	Infinera Corp	53
10,231	*	Integrated Device Technology, Inc	80
339,331		Intel Corp	6,356
2,862	e*	InterDigital, Inc	69
4,573	*	International Rectifier Corp	87
7,468		Intersil Corp (Class A)	124
1,143	*	IPG Photonics Corp	22
724	e*	iRobot Corp	11

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,636		IXYS Corp	$15
4,077	e*	Jarden Corp	96
13,081	*	JDS Uniphase Corp	111
6,007	e,v*	Kemet Corp	8
7,345		L-3 Communications Holdings, Inc	722
7,863	*	Lattice Semiconductor Corp	16
2,443		Lincoln Electric Holdings, Inc	157
13,318	e	Linear Technology Corp	408
1,534	*	Littelfuse, Inc	46
732	e*	Loral Space & Communications, Inc	11
1,293	e	LSI Industries, Inc	11
37,937	*	LSI Logic Corp	203
29,029	*	Marvell Technology Group Ltd	270
3,108	*	Mattson Technology, Inc	15
1,111	e*	Maxwell Technologies, Inc	15
1,334	e*	Medis Technologies Ltd	2
13,527	*	MEMC Electronic Materials, Inc	382
1,540	*	Mercury Computer Systems, Inc	14
2,500		Methode Electronics, Inc	22
2,455		Micrel, Inc	22
11,047	e	Microchip Technology, Inc	325
46,315	e*	Micron Technology, Inc	188
4,543	e*	Microsemi Corp	116
4,100	*	Microtune, Inc	11
3,290	e*	Microvision, Inc	6
2,847	*	MIPS Technologies, Inc	10
7,107		Molex, Inc	160
1,571	*	Monolithic Power Systems, Inc	27
2,537	*	Moog, Inc (Class A)	109
134,951		Motorola, Inc	964
7,339	e*	MRV Communications, Inc	9
555	e*	Multi-Fineline Electronix, Inc	8
300		National Presto Industries, Inc	22
12,709		National Semiconductor Corp	219
20,564	*	NetApp, Inc	375
1,013	e*	Netlogic Microsystems, Inc	31
5,818	*	Novellus Systems, Inc	114
265	*	NVE Corp	8
33,105	*	Nvidia Corp	355
3,460	*	Omnivision Technologies, Inc	39
23,155	e*	ON Semiconductor Corp	157
1,210	*	Oplink Communications, Inc	15
1,144	*	OpNext, Inc	5
869	*	OSI Systems, Inc	20
1,250	e	Park Electrochemical Corp	30
1,392	e*	Parkervision, Inc	14
1,447	*	Pericom Semiconductor Corp	15
2,260	*	Photronics, Inc	4
2,609		Plantronics, Inc	59
2,538	*	Plexus Corp	53
1,628	e*	PLX Technology, Inc	8
13,218	e*	PMC—Sierra, Inc	98
5,444	*	Polycom, Inc	126
1,311	e*	Polypore International, Inc	28
458	*	Powell Industries, Inc	19
1,806	e*	Power Integrations, Inc	44
4,438	e*	Power-One, Inc	6
7,309	e*	Powerwave Technologies, Inc	29
7,796	e*	QLogic Corp	120
96,274		Qualcomm, Inc	4,137
4,326	e*	Quantum Fuel Systems Technologies Worldwide, Inc	6
6,317		RadioShack Corp	109
6,183	e*	Rambus, Inc	79
1,083	e	Raven Industries, Inc	43
1,983		Regal-Beloit Corp	84
14,875	e*	RF Micro Devices, Inc	43
1,100	*	Rogers Corp	41
782	e*	Rubicon Technology, Inc	6
32,531	*	Sanmina-SCI Corp	46
1,867	e*	Seachange International, Inc	18
4,166	*	Semtech Corp	58

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,605	e*	ShoreTel, Inc	$15
5,145	e*	Silicon Image, Inc	27
2,921	e*	Silicon Laboratories, Inc	90
5,900	*	Silicon Storage Technology, Inc	19
178,291	e*	Sirius XM Radio, Inc	102
10,341	e*	Skyworks Solutions, Inc	86
3,071	*	Smart Modular Technologies WWH, Inc	9
5,639	e*	Spansion, Inc (Class A)	9
2,490	e*	Spectrum Brands, Inc	3
1,279	*	Standard Microsystems Corp	32
1,793	e*	Starent Networks Corp	23
898	e*	Stoneridge, Inc	10
2,414	e*	Sunpower Corp (Class A)	171
2,535	*	Sunpower Corp (Class B)	175
745	e*	Supertex, Inc	21
12,134	*	Sycamore Networks, Inc	39
2,907	e*	Symmetricom, Inc	14
2,295	e*	Synaptics, Inc	69
1,192	e*	Synthesis Energy Systems, Inc	6
2,804		Technitrol, Inc	41
913	*	Techwell, Inc	9
3,400	e*	Tekelec	48
2,403		Teleflex, Inc	153
23,240	*	Tellabs, Inc	94
2,944	*	Tessera Technologies, Inc	48
77,996		Texas Instruments, Inc	1,677
3,556	*	Thomas & Betts Corp	139
735	e*	Transmeta Corp	12
3,408	*	Trident Microsystems, Inc	8
9,492	*	Triquint Semiconductor, Inc	45
2,833	*	TTM Technologies, Inc	28
28,609		Tyco Electronics Ltd	791
1,167	*	Ultra Clean Holdings	6
755	e*	Ultralife Corp	6
1,466	e*	Universal Display Corp	16
1,000	*	Universal Electronics, Inc	25
3,575	e*	US Geothermal, Inc	6
7,742	e*	Utstarcom, Inc	26
3,056	e*	Valence Technology, Inc	10
4,543	*	Varian Semiconductor Equipment Associates, Inc	114
1,399	*	Viasat, Inc	33
1,471	e	Vicor Corp	13
10,877	*	Vishay Intertechnology, Inc	72
1,011	*	Volterra Semiconductor Corp	13
4,143	e	Whirlpool Corp	328
16,723	e	Xilinx, Inc	392
1,635	e*	Zoltek Cos, Inc	28
3,150	*	Zoran Corp	26

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	46,100

ENGINEERING AND MANAGEMENT SERVICES—1.04%
1,230	e*	Advisory Board Co	37
6,059	*	Aecom Technology Corp	148
609	*	Affymax, Inc	12
8,040	e*	Amylin Pharmaceuticals, Inc	163
4,682	e*	Ariad Pharmaceuticals, Inc	12
900	e	CDI Corp	20
4,841	*	Celera Corp	75
26,088	*	Celgene Corp	1,651
1,103	e*	China Architectural Engineering, Inc	8
1,080	e*	comScore, Inc	19
758	*	Cornell Cos, Inc	21
2,117		Corporate Executive Board Co	66
717	e*	CRA International, Inc	20
3,622	*	CV Therapeutics, Inc	39
3,370	e*	Dyax Corp	15
3,090	*	eResearch Technology, Inc	37
5,381	e*	Exelixis, Inc	33
1,100	*	Exponent, Inc	36

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

10,552		Fluor Corp	$588
2,145	e*	Furmanite Corp	22
3,642	e*	Genpact Ltd	38
3,225	*	Gen-Probe, Inc	171
1,326	*	Greenfield Online, Inc	23
5,826	*	Hewitt Associates, Inc (Class A)	212
1,422	*	Hill International, Inc	20
1,113	e*	Huron Consulting Group, Inc	63
4,807	e*	Incyte Corp	37
5,385	e*	Isis Pharmaceuticals, Inc	91
7,281	*	Jacobs Engineering Group, Inc	395
10,330		KBR, Inc	158
798	e*	Kendle International, Inc	36
584		Landauer, Inc	42
1,549	*	LECG Corp	12
5,020	e*	Lexicon Pharmaceuticals, Inc	9
1,864	e*	Luminex Corp	47
1,221		MAXIMUS, Inc	45
2,143	e*	Maxygen, Inc	9
13,624	*	McDermott International, Inc	348
445	*	Michael Baker Corp	15
11,799	e	Moody’s Corp	401
2,554	e*	Myriad Genetics, Inc	166
2,873	*	Navigant Consulting, Inc	57
1,729	*	Omnicell, Inc	23
19,118		Paychex, Inc	631
1,234	e*	PharmaNet Development Group, Inc	9
906	e*	PRG-Schultz International, Inc	8
9,156	e	Quest Diagnostics, Inc	473
3,876	*	Regeneron Pharmaceuticals, Inc	85
8,827	e*	Rentech, Inc	12
1,803	e*	Repligen Corp	8
3,058	*	Resources Connection, Inc	69
2,187	e*	Rigel Pharmaceuticals, Inc	51
3,216	e*	RTI Biologics, Inc	30
10,338	*	SAIC, Inc	209
2,157	e*	Sangamo Biosciences, Inc	17
3,562	e*	Savient Pharmaceuticals, Inc	53
3,653	e*	Seattle Genetics, Inc	39
2,710	e*	Sequenom, Inc	72
4,929	*	Shaw Group, Inc	151
507	e*	Stanley, Inc	19
1,956	*	Symyx Technologies, Inc	19
692	e*	Tejon Ranch Co	26
3,591	*	Tetra Tech, Inc	86
4,873	*	URS Corp	179
2,654	e	Watson Wyatt & Co Holdings (Class A)	132

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,818

FABRICATED METAL PRODUCTS—0.54%
1,788	e*	Alliant Techsystems, Inc	168
532		Ameron International Corp	38
4,075		Aptargroup, Inc	159
5,868		Ball Corp	232
1,700	*	Chart Industries, Inc	49
1,064		CIRCOR International, Inc	46
6,833		Commercial Metals Co	115
1,343	*	Commercial Vehicle Group, Inc	10
3,158		Crane Co	94
9,561	*	Crown Holdings, Inc	212
757	e	Dynamic Materials Corp	18
2,853	*	Griffon Corp	26
727		Gulf Island Fabrication, Inc	25
27,651	e	Illinois Tool Works, Inc	1,229
916		Insteel Industries, Inc	12
904	*	Ladish Co, Inc	18
2,280	e*	Mobile Mini, Inc	44
6,723	e	Mueller Water Products, Inc (Class A)	60
1,321	e*	NCI Building Systems, Inc	42

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

10,036	e	Parker Hannifin Corp	$532
509	*	Park-Ohio Holdings Corp	9
6,093	e	Pentair, Inc	211
2,169		Quanex Building Products Corp	33
1,422		Silgan Holdings, Inc	73
2,152	e	Simpson Manufacturing Co, Inc	58
1,859	e*	Smith & Wesson Holding Corp	7
3,446		Snap-On, Inc	182
4,479		Stanley Works	187
685	e	Sun Hydraulics Corp	18
3,948	e*	Taser International, Inc	28
809	e*	Trimas Corp	5
1,173	e	Valmont Industries, Inc	97
1,666	e	Watts Water Technologies, Inc (Class A)	46

		TOTAL FABRICATED METAL PRODUCTS	4,083

FOOD AND KINDRED PRODUCTS—4.15%
1,200	e*	AgFeed Industries, Inc	10
42,278		Anheuser-Busch Cos, Inc	2,743
38,714	e	Archer Daniels Midland Co	848
1,189	e	B&G Foods, Inc (Class A)	9
700	*	Boston Beer Co, Inc (Class A)	33
7,250	e	Bunge Ltd	458
12,151		Campbell Soup Co	469
3,882	*	Central Garden and Pet Co (Class A)	23
263	e	Coca-Cola Bottling Co Consolidated	12
137,619		Coca-Cola Co	7,277
18,511		Coca-Cola Enterprises, Inc	310
27,000		ConAgra Foods, Inc	525
11,059	*	Constellation Brands, Inc (Class A)	237
4,559		Corn Products International, Inc	147
4,436	*	Darling International, Inc	49
11,854		Del Monte Foods Co	92
958		Diamond Foods, Inc	27
14,869	*	Dr Pepper Snapple Group, Inc	394
629	e	Farmer Bros Co	16
4,771	e	Flowers Foods, Inc	140
19,729		General Mills, Inc	1,356
18,867		H.J. Heinz Co	943
4,344	e*	Hansen Natural Corp	131
9,196	e	Hershey Co	364
4,077		Hormel Foods Corp	148
740	e	Imperial Sugar Co	10
800		J&J Snack Foods Corp	27
3,519		J.M. Smucker Co	178
14,537		Kellogg Co	816
87,280		Kraft Foods, Inc (Class A)	2,858
975	e	Lancaster Colony Corp	37
1,746	e	Lance, Inc	40
686	e*	M&F Worldwide Corp	27
6,725		McCormick & Co, Inc	259
6,910		Molson Coors Brewing Co (Class B)	323
621	*	National Beverage Corp	6
1,110	*	Omega Protein Corp	13
919	e*	Peet’s Coffee & Tea, Inc	26
680	e	Penford Corp	12
8,468		Pepsi Bottling Group, Inc	247
3,834		PepsiAmericas, Inc	79
93,931		PepsiCo, Inc	6,694
2,990	e*	Ralcorp Holdings, Inc	202
1,066		Reddy Ice Holdings, Inc	4
10,079	e	Reynolds American, Inc	490
1,203	e	Sanderson Farms, Inc	44
42,253		Sara Lee Corp	534
3,778	e*	Smart Balance, Inc	25
6,686	e*	Smithfield Foods, Inc	106
1,888	e	Tootsie Roll Industries, Inc	55
2,025	e*	TreeHouse Foods, Inc	60
16,487		Tyson Foods, Inc (Class A)	197

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

14,249		Wrigley (Wm.) Jr Co	$1,131

		TOTAL FOOD AND KINDRED PRODUCTS	31,261

FOOD STORES—0.33%
97	e	Arden Group, Inc (Class A)	14
2,122	e*	Great Atlantic & Pacific Tea Co, Inc	23
700		Ingles Markets, Inc (Class A)	16
39,540		Kroger Co	1,087
1,733	e*	Panera Bread Co (Class A)	88
1,414	e*	Pantry, Inc	30
2,557	e	Ruddick Corp	83
25,105	e	Safeway, Inc	595
12,857		Supervalu, Inc	279
212		Village Super Market (Class A)	10
611	e	Weis Markets, Inc	22
8,399	e	Whole Foods Market, Inc	168
3,211	e*	Winn-Dixie Stores, Inc	45

		TOTAL FOOD STORES	2,460

FORESTRY—0.13%
4,673	e	Rayonier, Inc	221
12,650	e	Weyerhaeuser Co	767

		TOTAL FORESTRY	988

FURNITURE AND FIXTURES—0.29%
1,625	e	Ethan Allen Interiors, Inc	45
2,907	e	Furniture Brands International, Inc	31
3,277	e	Herman Miller, Inc	80
3,482	e	Hill-Rom Holdings, Inc	105
2,905	e	HNI Corp	74
680	e	Hooker Furniture Corp	12
3,257		Interface, Inc (Class A)	37
35,619	e	Johnson Controls, Inc	1,080
1,737		Kimball International, Inc (Class B)	19
3,352	e	La-Z-Boy, Inc	31
9,964	e	Leggett & Platt, Inc	217
21,660	e	Masco Corp	389
2,732	e	Sealy Corp	18
4,232	e	Tempur-Pedic International, Inc	50

		TOTAL FURNITURE AND FIXTURES	2,188

FURNITURE AND HOME FURNISHINGS STORES—0.17%
15,493	e*	Bed Bath & Beyond, Inc	487
10,474	e,v	Circuit City Stores, Inc	8
9,625	*	GameStop Corp (Class A)	329
1,232	e	Haverty Furniture Cos, Inc	14
750	e*	hhgregg, Inc	7
2,965		Knoll, Inc	45
3,326	e*	Mohawk Industries, Inc	224
6,020	e*	Pier 1 Imports, Inc	25
3,734		Steelcase, Inc (Class A)	40
1,789	*	Tuesday Morning Corp	7
5,558	e	Williams-Sonoma, Inc	90

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,276

GENERAL BUILDING CONTRACTORS—0.22%
115	e*	Amrep Corp	5
310	e*	Avatar Holdings, Inc	10
2,556	e*	Beazer Homes USA, Inc	15
485	e	Brookfield Homes Corp	7
379	*	Cavco Industries, Inc	14
7,355	e	Centex Corp	119
19,198	e	DR Horton, Inc	250

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,297	e*	Hovnanian Enterprises, Inc (Class A)	$18
4,706	e	KB Home	93
8,304	e	Lennar Corp (Class A)	126
862	e	M/I Homes, Inc	20
1,316		McGrath RentCorp	38
2,061	e	MDC Holdings, Inc	75
1,472	e*	Meritage Homes Corp	36
239	e*	NVR, Inc	137
1,250	e*	Palm Harbor Homes, Inc	12
1,625	*	Perini Corp	42
13,220	e	Pulte Homes, Inc	185
2,630	e	Ryland Group, Inc	70
4,272	e*	Standard-Pacific Corp	21
1,110	e*	Team, Inc	40
7,726	e*	Toll Brothers, Inc	195
3,122		Walter Industries, Inc	148

		TOTAL GENERAL BUILDING CONTRACTORS	1,676

GENERAL MERCHANDISE STORES—1.90%
2,874	e*	99 Cents Only Stores	31
4,889	e*	Big Lots, Inc	136
3,414	e*	BJ’s Wholesale Club, Inc	133
2,055		Casey’s General Stores, Inc	62
481	e*	Conn’s, Inc	9
25,429		Costco Wholesale Corp	1,651
3,877	e	Dillard’s, Inc (Class A)	46
8,128		Family Dollar Stores, Inc	193
2,720	e	Fred’s, Inc (Class A)	39
13,005		JC Penney Co, Inc	433
25,210		Macy’s, Inc	453
1,292	e*	Retail Ventures, Inc	5
8,388	e*	Saks, Inc	77
1,757	e	Stein Mart, Inc	7
46,603	e	Target Corp	2,286
25,430		TJX Cos, Inc	776
133,189		Wal-Mart Stores, Inc	7,977

		TOTAL GENERAL MERCHANDISE STORES	14,314

HEALTH SERVICES—1.30%
839	e*	Alliance Imaging, Inc	9
380	e*	Almost Family, Inc	15
1,533	e*	Amedisys, Inc	75
9,640		AmerisourceBergen Corp	363
1,984	*	Amsurg Corp	51
2,667	*	Apria Healthcare Group, Inc	49
3,714	*	Assisted Living Concepts, Inc (A Shares)	24
535	*	Bio-Reference Labs, Inc	15
2,436	e	Brookdale Senior Living, Inc	54
16,816		Cigna Corp	571
5,854	e*	Community Health Systems, Inc	172
750	*	Corvel Corp	21
3,663	e*	Covance, Inc	324
9,077	*	Coventry Health Care, Inc	295
2,321	e*	Cross Country Healthcare, Inc	38
1,413	*	CryoLife, Inc	19
6,269	*	DaVita, Inc	357
3,284	e*	Edwards Lifesciences Corp	190
1,474	e*	eHealth, Inc	24
1,185	e*	Emeritus Corp	29
1,864	*	Enzo Biochem, Inc	20
12,681	*	Express Scripts, Inc	936
1,875	e*	Five Star Quality Care, Inc	7
810	e*	Genomic Health, Inc	18
499	*	Genoptix, Inc	16
1,497	*	Gentiva Health Services, Inc	40
14,183	*	Health Management Associates, Inc (Class A)	59

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,400	*	Healthsouth Corp	$81
2,237	*	Healthways, Inc	36
3,543	*	Immunomedics, Inc	6
1,779	*	Kindred Healthcare, Inc	49
6,595	e*	Laboratory Corp of America Holdings	458
735	*	LHC Group, Inc	21
529	*	Life Sciences Research, Inc	19
3,256	e*	LifePoint Hospitals, Inc	105
4,205	e*	Lincare Holdings, Inc	127
2,396	*	Magellan Health Services, Inc	98
16,473		McKesson Corp	886
955	e*	Medcath Corp	17
30,325	*	Medco Health Solutions, Inc	1,365
506	e	National Healthcare Corp	24
5,807	e*	Nektar Therapeutics	21
1,311	e*	Nighthawk Radiology Holdings, Inc	9
2,544	e*	Odyssey HealthCare, Inc	26
6,371	e	Omnicare, Inc	183
2,831	*	Pediatrix Medical Group, Inc	153
6,389		Pharmaceutical Product Development, Inc	264
3,409	e*	Psychiatric Solutions, Inc	129
1,200	*	RehabCare Group, Inc	22
1,374	*	Skilled Healthcare Group, Inc (Class A)	22
939	e*	Stereotaxis, Inc	6
2,651	*	Sun Healthcare Group, Inc	39
2,773	e*	Sunrise Senior Living, Inc	38
30,068	e*	Tenet Healthcare Corp	167
2,659		Universal Health Services, Inc (Class B)	149
701	*	US Physical Therapy, Inc	12
30,885	*	WellPoint, Inc	1,444

		TOTAL HEALTH SERVICES	9,767

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.06%
1,314	e*	Comverge, Inc	6
8,622	*	Foster Wheeler Ltd	311
2,028	e	Granite Construction, Inc	73
2,403		Great Lakes Dredge & Dock Corp	15
659	*	LB Foster Co (Class A)	20
1,545	*	Matrix Service Co	30
1,298	e*	Orion Marine Group, Inc	14
701	*	Sterling Construction Co, Inc	11

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	480

HOLDING AND OTHER INVESTMENT OFFICES—2.77%
2,039	e	Acadia Realty Trust	52
2,448	e*	Affiliated Managers Group, Inc	203
505		Agree Realty Corp	14
123	e	Alexander’s, Inc	49
1,923	e	Alexandria Real Estate Equities, Inc	216
9,073	e	Allied Capital Corp	98
5,664	e	AMB Property Corp	257
2,384	e	American Campus Communities, Inc	81
580	e	American Capital Agency Corp	10
31,591		Annaly Mortgage Management, Inc	425
3,218	e	Anthracite Capital, Inc	17
4,874		Anworth Mortgage Asset Corp	29
5,849	e	Apartment Investment & Management Co (Class A)	205
8,509	e	Apollo Investment Corp	145
850	e	Arbor Realty Trust, Inc	9
6,591	e	Ashford Hospitality Trust, Inc	27
936		Associated Estates Realty Corp	12
4,610	e	AvalonBay Communities, Inc	454
4,502		BioMed Realty Trust, Inc	119
6,864	e	Boston Properties, Inc	643
5,335		Brandywine Realty Trust	86
2,874	e	BRE Properties, Inc (Class A)	141

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,175	e	Camden Property Trust	$146
2,642	e	Capital Lease Funding, Inc	21
190		Capital Southwest Corp	27
800	e	Capital Trust, Inc (Class A)	12
3,196		Capstead Mortgage Corp	35
806	e	Care Investment Trust, Inc	9
3,981	e	CBL & Associates Properties, Inc	80
2,712		Cedar Shopping Centers, Inc	36
442		Cherokee, Inc	10
2,945	e	Colonial Properties Trust	55
2,299	e	Corporate Office Properties Trust	93
2,443		Cousins Properties, Inc	62
1,102	e	Danvers Bancorp, Inc	14
10,500	e	DCT Industrial Trust, Inc	79
7,395		Developers Diversified Realty Corp	234
5,943		DiamondRock Hospitality Co	54
3,961	e	Digital Realty Trust, Inc	187
7,265		Douglas Emmett, Inc	168
9,125		Duke Realty Corp	224
1,377		EastGroup Properties, Inc	67
1,200		Education Realty Trust, Inc	13
1,723	e	Entertainment Properties Trust	94
1,227	e	Equity Lifestyle Properties, Inc	65
2,074	e	Equity One, Inc	42
16,363	e	Equity Residential	727
1,493	e	Essex Property Trust, Inc	177
4,748	e	Extra Space Storage, Inc	73
3,517	e	Federal Realty Investment Trust	301
3,926		FelCor Lodging Trust, Inc	28
2,899	e	First Industrial Realty Trust, Inc	83
1,470		First Potomac Realty Trust	25
3,189		Franklin Street Properties Corp	41
9,089	e*	Friedman Billings Ramsey Group, Inc (Class A)	18
13,319	e	General Growth Properties, Inc	201
1,193	e	Getty Realty Corp	26
1,256	e	Gladstone Capital Corp	19
2,171	e	Glimcher Realty Trust	23
2,128	e	Gramercy Capital Corp	6
1,395	e*	Harris & Harris Group, Inc	9
692		Hatteras Financial Corp	16
14,057	e	HCP, Inc	564
5,324		Health Care REIT, Inc	283
3,212	e	Healthcare Realty Trust, Inc	94
2,467		Hersha Hospitality Trust	18
3,247		Highwoods Properties, Inc	115
2,378	*	Hilltop Holdings, Inc	25
1,938		Home Properties, Inc	112
5,735		Hospitality Properties Trust	118
31,262	e	Host Marriott Corp	415
13,475		HRPT Properties Trust	93
3,013	e	Inland Real Estate Corp	47
3,315		Investors Real Estate Trust	37
44,082	e	iShares Russell 3000 Index Fund	3,032
7,812	e	iStar Financial, Inc	20
1,655	e	JER Investors Trust, Inc	8
2,062	e	Kilroy Realty Corp	99
13,130	e	Kimco Realty Corp	485
1,900	e	Kite Realty Group Trust	21
2,579	e	LaSalle Hotel Properties	60
4,101	e	Lexington Corporate Properties Trust	71
5,546		Liberty Property Trust	209
1,314		LTC Properties, Inc	39
4,379	e	Macerich Co	279
3,822		Mack-Cali Realty Corp	129
2,313	e	Maguire Properties, Inc	14

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,989	e	Medical Properties Trust, Inc	$45
2,802	*	Meruelo Maddux Properties, Inc	3
9,085		MFA Mortgage Investments, Inc	59
1,526	e	Mid-America Apartment Communities, Inc	75
1,230	e	Mission West Properties, Inc	12
1,507		MVC Capital, Inc	23
1,400		National Health Investors, Inc	48
4,416		National Retail Properties, Inc	106
5,757		Nationwide Health Properties, Inc	207
2,523	e	Newcastle Investment Corp	16
3,513	e	NorthStar Realty Finance Corp	27
4,121		Omega Healthcare Investors, Inc	81
946	e	Parkway Properties, Inc	36
1,975	e	Pennsylvania Real Estate Investment Trust	37
10,243	e	Plum Creek Timber Co, Inc	511
2,677	e	Post Properties, Inc	75
2,494		Potlatch Corp	116
15,609	e	Prologis	644
1,216	e	Prospect Capital Corp	16
1,073		PS Business Parks, Inc	62
7,576	e	Public Storage, Inc	750
3,865	e	RAIT Investment Trust	21
992		Ramco-Gershenson Properties	22
6,195	e	Realty Income Corp	159
1,965	e	Redwood Trust, Inc	43
4,304	e	Regency Centers Corp	287
1,355	e	Resource Capital Corp	8
700		Saul Centers, Inc	35
5,554	e	Senior Housing Properties Trust	132
13,356	e	Simon Property Group, Inc	1,296
3,495	e	SL Green Realty Corp	226
1,302	e	Sovran Self Storage, Inc	58
4,727	e	Strategic Hotels & Resorts, Inc	36
1,069	e	Sun Communities, Inc	21
3,711	e	Sunstone Hotel Investors, Inc	50
1,844	e	Tanger Factory Outlet Centers, Inc	81
3,299	e	Taubman Centers, Inc	165
7,650	e	UDR, Inc	200
1,095	e	Universal Health Realty Income Trust	43
1,407	e	Urstadt Biddle Properties, Inc (Class A)	26
3,042		U-Store-It Trust	37
8,032	e	Ventas, Inc	397
17,912	e	Virgin Media, Inc	142
8,053		Vornado Realty Trust	732
3,890		WABCO Holdings, Inc	138
2,850		Washington Real Estate Investment Trust	104
4,713	e	Weingarten Realty Investors	168
3,480		Winthrop Realty Trust	14

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,869

HOTELS AND OTHER LODGING PLACES—0.27%
1,418	e	Ameristar Casinos, Inc	20
1,131	e*	Bluegreen Corp	8
2,948	e	Boyd Gaming Corp	28
2,103	e	Choice Hotels International, Inc	57
2,696	e*	Gaylord Entertainment Co	79
1,718	e*	Great Wolf Resorts, Inc	6
1,142	e*	Isle of Capri Casinos, Inc	10
6,384	e*	Las Vegas Sands Corp	231
920	*	Lodgian, Inc	7
1,242		Marcus Corp	20
17,698		Marriott International, Inc (Class A)	462
7,333	e*	MGM Mirage	209
604	e*	Monarch Casino & Resort, Inc	7
1,158	e*	Morgans Hotel Group Co	13

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,588	e	Orient-Express Hotels Ltd (Class A)	$62
566	*	Riviera Holdings Corp	4
11,255		Starwood Hotels & Resorts Worldwide, Inc	317
1,755	e*	Vail Resorts, Inc	61
8,991		Wyndham Worldwide Corp	141
3,385	e	Wynn Resorts Ltd	276

		TOTAL HOTELS AND OTHER LODGING PLACES	2,018

INDUSTRIAL MACHINERY AND EQUIPMENT—6.80%
1,591	*	3PAR, Inc	10
1,014		Aaon, Inc	18
3,594	e	Actuant Corp (Class A)	91
5,607	*	AGCO Corp	239
374	e	Alamo Group, Inc	6
1,703	e	Albany International Corp (Class A)	47
1,534	e*	Allis-Chalmers Energy, Inc	19
1,557	*	Altra Holdings, Inc	23
475		Ampco-Pittsburgh Corp	12
79,294		Applied Materials, Inc	1,200
1,200	e*	Astec Industries, Inc	37
3,264	e*	Asyst Technologies, Inc	8
1,475	e*	AuthenTec, Inc	3
7,081	*	Axcelis Technologies, Inc	12
3,639	e	Black & Decker Corp	221
981		Black Box Corp	34
2,004	*	Blount International, Inc	22
525	e*	Bolt Technology Corp	8
3,023	e	Briggs & Stratton Corp	49
22,509	*	Brocade Communications Systems, Inc	131
4,418	*	Brooks Automation, Inc	37
4,188		Bucyrus International, Inc (Class A)	187
3,800	e	Carlisle Cos, Inc	114
674	e	Cascade Corp	29
36,411		Caterpillar, Inc	2,170
5,277	*	Cirrus Logic, Inc	29
1,273	e*	Colfax Corp	21
1,162	*	Columbus McKinnon Corp	27
1,943	*	Cray, Inc	10
12,159		Cummins, Inc	532
2,836		Curtiss-Wright Corp	129
1,601	e*	Cymer, Inc	41
25,296		Deere & Co	1,252
107,267	*	Dell, Inc	1,768
4,008		Diebold, Inc	133
4,685		Donaldson Co, Inc	196
11,333		Dover Corp	460
5,247	*	Dresser-Rand Group, Inc	165
1,850	e*	Dril-Quip, Inc	80
3,700	*	Electronics for Imaging, Inc	52
123,723	*	EMC Corp	1,480
5,455	*	Emulex Corp	58
2,145	e*	Ener1, Inc	17
800	*	Energy Recovery, Inc	8
1,595	*	ENGlobal Corp	21
1,375	e*	EnPro Industries, Inc	51
6,075	*	Entegris, Inc	29
7,347	e*	Extreme Networks, Inc	25
1,124	e*	Flotek Industries, Inc	12
2,307	e*	Flow International Corp	12
3,416		Flowserve Corp	303
7,710	*	FMC Technologies, Inc	359
1,063	e*	Fuel Tech, Inc	19
3,135	*	Gardner Denver, Inc	109
673	e*	Gehl Co	20
592,550		General Electric Co	15,110

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,051	e	Gorman-Rupp Co	$40
2,928	e	Graco, Inc	104
302		Graham Corp	16
145,929		Hewlett-Packard Co	6,748
334	e*	Hurco Cos, Inc	10
5,144		IDEX Corp	160
1,615	e*	Immersion Corp	9
18,748		Ingersoll-Rand Co Ltd (Class A)	584
3,395	*	Intermec, Inc	67
81,419		International Business Machines Corp	9,523
18,524		International Game Technology	318
1,163	e*	Intevac, Inc	12
10,871		ITT Industries, Inc	605
12,353		Jabil Circuit, Inc	118
1,665	e*	John Bean Technologies Corp	21
6,491		Joy Global, Inc	293
993	*	Kadant, Inc	23
1,655		Kaydon Corp	75
4,820		Kennametal, Inc	131
338	*	Key Technology, Inc	8
3,600	e*	Kulicke & Soffa Industries, Inc	16
7,466	e*	Lam Research Corp	235
2,798		Lennox International, Inc	93
4,895	e*	Lexmark International, Inc (Class A)	159
700	e	Lindsay Manufacturing Co	51
949		Lufkin Industries, Inc	75
7,596	e	Manitowoc Co, Inc	118
901		Met-Pro Corp	13
5,098	*	Micros Systems, Inc	136
860	e*	Middleby Corp	47
2,342		Modine Manufacturing Co	34
381		Nacco Industries, Inc (Class A)	36
1,196	e*	NATCO Group, Inc (Class A)	48
714	*	Natural Gas Services Group, Inc	12
2,372	*	Netezza Corp	25
2,164	*	Netgear, Inc	32
939		NN, Inc	12
2,012	e	Nordson Corp	99
2,961	*	Oil States International, Inc	105
7,346		Pall Corp	253
6,172	e	Palm, Inc	37
762	e*	PMFG, Inc	11
12,525	v*	Quantum Corp	14
1,782	*	Rackable Systems, Inc	17
1,335	*	RBC Bearings, Inc	45
630	*	Rimage Corp	9
3,346	e*	Riverbed Technology, Inc	42
1,676		Robbins & Myers, Inc	52
8,779		Rockwell Automation, Inc	328
7,798	e*	Safeguard Scientifics, Inc	10
13,457	e*	SanDisk Corp	263
744		Sauer-Danfoss, Inc	18
1,742	e*	Scansource, Inc	50
3,970	e*	Scientific Games Corp (Class A)	91
16,448	m,v*	Seagate Technology	—	^
29,023		Seagate Technology, Inc	352
1,100	e*	Semitool, Inc	9
1,525	e*	Sigma Designs, Inc	22
3,183		SPX Corp	245
800		Standex International Corp	22
1,945	e*	STEC, Inc	15
1,355	e*	Super Micro Computer, Inc	12
746	*	T-3 Energy Services, Inc	28
1,000	*	Tecumseh Products Co (Class A)	25
1,200	e	Tennant Co	41

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

11,006	*	Teradata Corp	$215
6,000	*	Terex Corp	183
819	e*	Thermadyne Holdings Corp	14
4,954		Timken Co	140
1,558	e	Toro Co	64
881	*	TurboChef Technologies, Inc	5
562		Twin Disc, Inc	8
1,608	*	Ultratech, Inc	19
7,525	*	Varian Medical Systems, Inc	430
3,790	e*	VeriFone Holdings, Inc	63
1,482	e	Watsco, Inc	74
13,173	*	Western Digital Corp	281
3,508		Woodward Governor Co	124
3,893	*	Zebra Technologies Corp (Class A)	108

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	51,205

INSTRUMENTS AND RELATED PRODUCTS - 5.50%
1,214	e*	Abaxis, Inc	24
1,811	e*	Abiomed, Inc	32
2,205	e*	Accuray, Inc	18
3,633	e*	Advanced Medical Optics, Inc	65
4,200	e*	Affymetrix, Inc	33
21,855	*	Agilent Technologies, Inc	648
3,618	e*	Align Technology, Inc	39
18,254		Allergan, Inc	940
4,631	e*	American Medical Systems Holdings, Inc	82
543	e	American Science & Engineering, Inc	33
928		Analogic Corp	46
1,600	*	Anaren, Inc	16
1,310	*	Angiodynamics, Inc	21
10,226		Applied Biosystems, Inc	350
600	e*	Argon ST, Inc	14
1,690	e*	Arthrocare Corp	47
86	e	Atrion Corp	9
520	*	Axsys Technologies, Inc	31
742	e	Badger Meter, Inc	35
5,633		Bard (C.R.), Inc	534
37,144		Baxter International, Inc	2,438
3,352		Beckman Coulter, Inc	238
14,282		Becton Dickinson & Co	1,146
1,200	*	Bio-Rad Laboratories, Inc (Class A)	119
89,582	*	Boston Scientific Corp	1,099
3,369	*	Bruker BioSciences Corp	45
711	e*	Cantel Medical Corp	7
1,175	*	Cardiac Science Corp	12
3,392	e*	Cepheid, Inc	47
1,426	*	Coherent, Inc	51
1,500		Cohu, Inc	24
1,940	e*	Conmed Corp	62
2,715	e	Cooper Cos, Inc	94
29,737		Covidien Ltd	1,599
1,543	e*	Cyberonics, Inc	26
475	*	Cynosure, Inc (Class A)	9
15,041		Danaher Corp	1,044
800		Datascope Corp	41
8,898		Dentsply International, Inc	334
2,984	e*	Depomed, Inc	11
1,556	*	DexCom, Inc	10
1,228	*	Dionex Corp	78
2,162		DRS Technologies, Inc	166
215	*	DXP Enterprises, Inc	12
462	e*	Eagle Test Systems, Inc	7
17,610	e	Eastman Kodak Co	271
45,931		Emerson Electric Co	1,874
1,718	*	ESCO Technologies, Inc	83
1,694	*	Esterline Technologies Corp	67

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

4,213	e*	ev3, Inc	$42
408	*	Exactech, Inc	9
910	e*	FARO Technologies, Inc	19
2,156	e*	FEI Co	51
8,364	e*	Flir Systems, Inc	321
2,946	e*	Formfactor, Inc	51
2,463	*	Fossil, Inc	70
7,668	e	Garmin Ltd	260
1,543	*	Haemonetics Corp	95
1,363	*	Hanger Orthopedic Group, Inc	24
807	e*	Herley Industries, Inc	14
3,482		Hillenbrand, Inc	70
15,329	*	Hologic, Inc	296
919	e*	ICU Medical, Inc	28
1,260	e*	I-Flow Corp	12
1,400	*	II-VI, Inc	54
6,786	*	Illumina, Inc	275
1,078	e*	Insulet Corp	15
1,332	e*	Integra LifeSciences Holdings Corp	59
2,315	*	Intuitive Surgical, Inc	558
2,044	e	Invacare Corp	49
5,039	e*	ION Geophysical Corp	72
1,079	*	IRIS International, Inc	19
2,039	e*	Itron, Inc	181
2,194	*	Ixia	16
167,064		Johnson & Johnson	11,574
520	e*	Kensey Nash Corp	16
10,175	e	Kla-Tencor Corp	322
4,206	e*	Kopin Corp	13
142	e*	K-Tron International, Inc	18
3,660	e*	L-1 Identity Solutions, Inc	56
725	e*	LaBarge, Inc	11
4,233	e*	LTX-Credence Corp	7
1,014	*	Lydall, Inc	10
2,750	*	Masimo Corp	102
742	*	Measurement Specialties, Inc	13
873	*	Medical Action Industries, Inc	12
66,609		Medtronic, Inc	3,337
1,802	e	Mentor Corp	43
1,469	*	Merit Medical Systems, Inc	28
2,006	*	Mettler-Toledo International, Inc	197
935	e*	Micrus Endovascular Corp	13
3,307	e*	Millipore Corp	228
1,789	e	Mine Safety Appliances Co	68
3,076	*	MKS Instruments, Inc	61
1,178		Movado Group, Inc	26
1,408		MTS Systems Corp	59
3,475		National Instruments Corp	104
1,662	e*	Natus Medical, Inc	38
876	e*	Neogen Corp	25
2,159	*	Newport Corp	23
2,136	e*	NuVasive, Inc	105
794	e*	NxStage Medical, Inc	3
1,010	e*	Orthofix International NV	19
246	e*	OYO Geospace Corp	10
1,140	e*	Palomar Medical Technologies, Inc	15
7,339		PerkinElmer, Inc	183
1,029	*	Photon Dynamics Inc	16
12,419		Pitney Bowes, Inc	413
4,869	e*	Resmed, Inc	209
9,613		Rockwell Collins, Inc	462
1,906	*	Rofin-Sinar Technologies, Inc	58
5,330	e	Roper Industries, Inc	304
1,464	e*	Rudolph Technologies, Inc	12
3,325	e*	Sirf Technology Holdings, Inc	5
1,080	e*	Sirona Dental Systems, Inc	25

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

748	*	Somanetics Corp	$16
1,305	*	Sonic Solutions, Inc	6
957	e*	SonoSite, Inc	30
1,958	e*	Spectranetics Corp	9
20,194	*	St. Jude Medical, Inc	878
3,576		STERIS Corp	134
18,375		Stryker Corp	1,145
2,227	*	Symmetry Medical, Inc	41
768	*	Synovis Life Technologies, Inc	14
2,400	*	Techne Corp	173
2,183	*	Teledyne Technologies, Inc	125
9,702	*	Teradyne, Inc	76
24,540	*	Thermo Electron Corp	1,350
3,422	e*	Thoratec Corp	90
755	e*	Trans1, Inc	8
7,398	*	Trimble Navigation Ltd	191
1,810	*	Varian, Inc	78
1,820	e*	Veeco Instruments, Inc	27
828	e*	Vital Images, Inc	12
166		Vital Signs, Inc	12
3,486	e*	Vivus, Inc	28
768	*	Vnus Medical Technologies, Inc	16
2,847	*	Volcano Corp	49
5,993	*	Waters Corp	349
2,200	*	Wright Medical Group, Inc	67
53,799		Xerox Corp	620
13,854	*	Zimmer Holdings, Inc	894
1,200	e*	Zoll Medical Corp	39
1,176	*	Zygo Corp	15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	41,426

INSURANCE AGENTS, BROKERS AND SERVICE—0.43%
16,484		AON Corp	741
6,834		Brown & Brown, Inc	148
2,076	e*	Crawford & Co (Class B)	31
5,300	e	Gallagher (Arthur J.) & Co	136
18,832		Hartford Financial Services Group, Inc	772
2,336	e	Hilb Rogal & Hobbs Co	109
359	e	Life Partners Holdings, Inc	13
30,607		Marsh & McLennan Cos, Inc	972
2,320	e	National Financial Partners Corp	35
1,515	*	United America Indemnity Ltd (Class A)	22
530		White Mountains Insurance Group Ltd	249

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,228

INSURANCE CARRIERS—3.38%
29,044		Aetna, Inc	1,049
28,447		Aflac, Inc	1,671
304	*	Alleghany Corp	111
2,914		Allied World Assurance Holdings Ltd	104
32,258		Allstate Corp	1,488
13,238	e	Ambac Financial Group, Inc	31
3,620		American Equity Investment Life Holding Co	27
4,699		American Financial Group, Inc	139
137,434	e	American International Group, Inc	458
915		American National Insurance Co	79
478		American Physicians Capital, Inc	20
622	*	American Safety Insurance Holdings Ltd	9
2,840	*	AMERIGROUP Corp	72
1,131	*	Amerisafe, Inc	21
1,541	e	Amtrust Financial Services, Inc	21
2,380	*	Arch Capital Group Ltd	174
1,848	*	Argo Group International Holdings Ltd	68
5,006		Aspen Insurance Holdings Ltd	138
7,072		Assurant, Inc	389
3,652	e	Assured Guaranty Ltd	59

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

8,895		Axis Capital Holdings Ltd	$282
625		Baldwin & Lyons, Inc (Class B)	15
1,983		Castlepoint Holdings Ltd	22
1,750	*	Catalyst Health Solutions, Inc	46
2,823	*	Centene Corp	58
21,167		Chubb Corp	1,162
8,734		Cincinnati Financial Corp	248
2,162	e*	Citizens, Inc (Class A)	18
1,743	e	CNA Financial Corp	46
1,100	*	CNA Surety Corp	18
10,885	*	Conseco, Inc	38
454	*	Darwin Professional Underwriters, Inc	14
2,592		Delphi Financial Group, Inc (Class A)	73
850		Donegal Group, Inc (Class A)	15
168	e	EMC Insurance Group, Inc	5
2,968		Employers Holdings, Inc	52
3,125	e	Endurance Specialty Holdings Ltd	97
426	e*	Enstar Group Ltd	41
1,911	e	Erie Indemnity Co (Class A)	81
3,668		Everest Re Group Ltd	317
881	e	FBL Financial Group, Inc (Class A)	25
13,156	e	Fidelity National Title Group, Inc (Class A)	193
1,175	*	First Acceptance Corp	4
5,326	e	First American Corp	157
763	*	First Mercury Financial Corp	11
1,821		Flagstone Reinsurance Holdings Ltd	19
558	e*	Fpic Insurance Group, Inc	29
25,885		Genworth Financial, Inc (Class A)	223
1,722	e*	Greenlight Capital Re Ltd (Class A)	40
3,081		Hanover Insurance Group, Inc	140
839	e	Harleysville Group, Inc	32
7,008	e	HCC Insurance Holdings, Inc	189
5,325	*	Health Net, Inc	126
2,916	*	Healthspring, Inc	62
2,970		Horace Mann Educators Corp	38
9,577	*	Humana, Inc	395
423	e	Independence Holding Co	5
936		Infinity Property & Casualty Corp	39
3,094	e	IPC Holdings Ltd	93
314		Kansas City Life Insurance Co	14
614	e	LandAmerica Financial Group, Inc	15
10,630	e	Leucadia National Corp	483
15,518		Lincoln National Corp	664
18,789		Loews Corp	742
2,909	e	Maiden Holdings Ltd	13
608	*	Markel Corp	214
3,703	e	Max Re Capital Ltd	86
12,809	e	MBIA, Inc	152
2,850		Meadowbrook Insurance Group, Inc	20
1,267	e	Mercury General Corp	69
26,909	e	Metlife, Inc	1,507
7,457	e	MGIC Investment Corp	52
720	e*	Molina Healthcare, Inc	22
5,597		Montpelier Re Holdings Ltd	92
224	e	National Interstate Corp	5
154		National Western Life Insurance Co (Class A)	37
2,762	e	Nationwide Financial Services, Inc (Class A)	136
838	*	Navigators Group, Inc	49
376	e	NYMAGIC, Inc	10
858		Odyssey Re Holdings Corp	38
14,152	e	Old Republic International Corp	180
1,314	e	OneBeacon Insurance Group Ltd (Class A)	28
3,254		PartnerRe Ltd	222
3,036	*	Philadelphia Consolidated Holding Co	178
7,094		Phoenix Cos, Inc	66

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,759		Platinum Underwriters Holdings Ltd	$98
1,846	*	PMA Capital Corp (Class A)	16
5,465	e	PMI Group, Inc	16
1,393	e	Presidential Life Corp	22
2,793	e*	Primus Guaranty Ltd	7
15,488	e	Principal Financial Group	674
2,003	e*	ProAssurance Corp	112
40,567		Progressive Corp	706
4,294		Protective Life Corp	122
25,970		Prudential Financial, Inc	1,870
4,178	e	Quanta Capital Holdings Ltd	12
5,032		Radian Group, Inc	25
1,249	*	RadNet, Inc	5
1,878	e	Reinsurance Group of America, Inc (Class A)	101
172	e*	Reinsurance Group of America, Inc (Class B)	8
3,866		RenaissanceRe Holdings Ltd	201
1,157	e	RLI Corp	72
784		Safety Insurance Group, Inc	30
999	*	SeaBright Insurance Holdings, Inc	13
3,600		Selective Insurance Group, Inc	83
2,873		Stancorp Financial Group, Inc	149
913		State Auto Financial Corp	27
1,214	e	Stewart Information Services Corp	36
5,127		Torchmark Corp	307
1,074	e	Tower Group, Inc	25
1,735		Transatlantic Holdings, Inc	94
36,200		Travelers Cos, Inc	1,636
700	e*	Triple-S Management Corp (Class B)	11
1,337		United Fire & Casualty Co	38
72,432		UnitedHealth Group, Inc	1,839
2,455		Unitrin, Inc	61
2,474	*	Universal American Financial Corp	30
20,714		UnumProvident Corp	520
3,501		Validus Holdings Ltd	81
8,567		W.R. Berkley Corp	202
2,485	e*	WellCare Health Plans, Inc	89
49		Wesco Financial Corp	18
18,417	e	XL Capital Ltd (Class A)	330
2,375	e	Zenith National Insurance Corp	87

		TOTAL INSURANCE CARRIERS	25,463

JUSTICE, PUBLIC ORDER AND SAFETY—0.03%
7,308	*	Corrections Corp of America	181
3,103	*	Geo Group, Inc	63

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	244

LEATHER AND LEATHER PRODUCTS—0.10%
20,443	*	Coach, Inc	512
4,890	e*	CROCS, Inc	17
669	e*	Genesco, Inc	22
3,106	e*	Iconix Brand Group, Inc	41
1,333	*	Steven Madden Ltd	33
2,878	e*	Timberland Co (Class A)	50
378		Weyco Group, Inc	13
2,989		Wolverine World Wide, Inc	79

		TOTAL LEATHER AND LEATHER PRODUCTS	767

LEGAL SERVICES—0.03%
3,007	*	FTI Consulting, Inc	217
714	e*	Pre-Paid Legal Services, Inc	30

		TOTAL LEGAL SERVICES	247

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.00%**
564	e*	Emergency Medical Services Corp (Class A)	17

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	$17

LUMBER AND WOOD PRODUCTS—0.03%
660	e	American Woodmark Corp	15
4,900	e*	Champion Enterprises, Inc	27
742	e	Deltic Timber Corp	47
6,361	e	Louisiana-Pacific Corp	59
442	e	Skyline Corp	12
979	e	Universal Forest Products, Inc	34

		TOTAL LUMBER AND WOOD PRODUCTS	194

METAL MINING—0.45%
2,642	*	Allied Nevada Gold Corp	15
3,583	e*	Apex Silver Mines Ltd	6
6,250		Cleveland-Cliffs, Inc	331
33,024	e*	Coeur d'Alene Mines Corp	51
2,756		Foundation Coal Holdings, Inc	98
23,007	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,308
7,406	e*	Hecla Mining Co	35
25,335		Newmont Mining Corp	982
4,540	e*	Patriot Coal Corp	132
3,261	*	Rosetta Resources, Inc	60
1,762		Royal Gold, Inc	63
1,718	e*	ShengdaTech, Inc	12
13,194	e	Southern Copper Corp	252
1,968	e*	Stillwater Mining Co	11
2,888	e*	Uranium Resources, Inc	5

		TOTAL METAL MINING	3,361

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.33%
988	e	Armstrong World Industries, Inc	29
1,544		Blyth, Inc	18
4,329		Callaway Golf Co	61
2,087	e	Daktronics, Inc	35
8,981		Fortune Brands, Inc	515
7,385	e	Hasbro, Inc	256
2,063	e*	Intrepid Potash, Inc	62
1,657	e*	Jakks Pacific, Inc	41
1,066	e	Marine Products Corp	9
21,926		Mattel, Inc	396
2,137	*	Nautilus, Inc	10
1,217	*	RC2 Corp	24
700	*	Russ Berrie & Co, Inc	5
2,343	*	Shuffle Master, Inc	12
467	e*	Steinway Musical Instruments, Inc	13
28,871		Tyco International Ltd	1,011

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,497

MISCELLANEOUS RETAIL—1.34%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	8
18,844	*	Amazon.com, Inc	1,371
2,240	e	Barnes & Noble, Inc	58
19,997		Best Buy Co, Inc	750
1,412	e	Big 5 Sporting Goods Corp	15
1,004	e*	Blue Nile, Inc	43
3,769	e	Borders Group, Inc	25
968	e*	Build-A-Bear Workshop, Inc	7
2,068	e*	Cabela’s, Inc	25
1,865		Cash America International, Inc	67
3,306	e*	CKX, Inc	20
3,853	e*	Coldwater Creek, Inc	22
84,748		CVS Corp	2,853
4,676	e*	Dick’s Sporting Goods, Inc	91
5,275	*	Dollar Tree, Inc	192
5,097	e*	Drugstore.Com	12

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,322	*	Ezcorp, Inc (Class A)	$44
1,606	e*	GSI Commerce, Inc	25
834	e*	Hibbett Sports, Inc	17
2,163	e*	HSN, Inc	24
1,882		Longs Drug Stores Corp	142
2,547	e	MSC Industrial Direct Co (Class A)	117
2,071	e	Nutri/System, Inc	37
15,426	*	Office Depot, Inc	90
4,100	e	OfficeMax, Inc	36
840	e*	Overstock.com, Inc	17
648	e*	PC Mall, Inc	4
7,407		Petsmart, Inc	183
2,296	e*	Priceline.com, Inc	157
811	e	Pricesmart, Inc	14
33,788	e,v*	Rite Aid Corp	27
3,530	e*	Sears Holdings Corp	330
895	*	Shutterfly, Inc	9
3,750	e	Signet Jewelers Ltd	88
1,250	*	Stamps.com, Inc	15
42,031		Staples, Inc	946
461	e	Systemax, Inc	6
7,640		Tiffany & Co	271
58,372		Walgreen Co	1,807
1,783		World Fuel Services Corp	41
2,323	e*	Zale Corp	58
933	e*	Zumiez, Inc	15

		TOTAL MISCELLANEOUS RETAIL	10,079

MOTION PICTURES—0.87%
860	*	Ascent Media Corp (Series A)	21
1,154	e*	Avid Technology, Inc	28
12,560	e*	Blockbuster, Inc (Class A)	26
34,987	e	CBS Corp (Class B)	510
1,605	e	Cinemark Holdings, Inc	22
8,600	*	Discovery Communications, Inc (Class A)	122
8,600	*	Discovery Communications, Inc (Class C)	122
4,779	*	DreamWorks Animation SKG, Inc (Class A)	150
1,016	e*	Gaiam, Inc (Class A)	11
5,090	e*	Macrovision Solutions Corp	78
2,600	e	National CineMedia, Inc	29
137,770		News Corp (Class A)	1,652
4,340	e	Regal Entertainment Group (Class A)	68
212,607		Time Warner, Inc	2,787
8,960	e*	tw telecom inc (Class A)	93
33,354	*	Viacom, Inc (Class B)	829

		TOTAL MOTION PICTURES	6,548

NONDEPOSITORY INSTITUTIONS—0.78%
3,765		Advance America Cash Advance Centers, Inc	11
2,254	e	Advanta Corp (Class B)	19
12,151	e	American Capital Ltd	310
59,346		American Express Co	2,103
6,944	e*	AmeriCredit Corp	70
5,815	e	Ares Capital Corp	61
2,000	e*	Boise, Inc	3
22,445	e	Capital One Financial Corp	1,145
9,101	e	CapitalSource, Inc	112
2,000	e	Chimera Investment Corp	12
16,133	e	CIT Group, Inc	112
1,233	e*	CompuCredit Corp	5
611	e*	Credit Acceptance Corp	10
28,435	e	Discover Financial Services	393
966	e*	Encore Capital Group, Inc	13
591		Federal Agricultural Mortgage Corp (Class C)	2
38,691	e	Federal Home Loan Mortgage Corp	66
63,453	e	Federal National Mortgage Association	97
1,621	e	Financial Federal Corp	37

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

1,630	*	First Cash Financial Services, Inc	$24
3,742	e	First Marblehead Corp	9
1,326		Gladstone Investment Corp	9
3,300	e	GLG Partners, Inc	18
2,159	e*	Guaranty Financial Group, Inc	8
1,426	e	Hercules Technology Growth Capital, Inc	14
1,051		Kohlberg Capital Corp	9
5,871		Lender Processing Services, Inc	179
3,668	e	MCG Capital Corp	10
872		Medallion Financial Corp	9
1,518	e*	Mercadolibre, Inc	31
603	e*	Mitcham Industries, Inc	6
1,165		Nelnet, Inc (Class A)	17
812	e*	NewStar Financial, Inc	7
1,181	e	NGP Capital Resources Co	17
2,600	e*	Ocwen Financial Corp	21
1,115	e	Patriot Capital Funding, Inc	7
1,209	e	PennantPark Investment Corp	9
3,083	*	PHH Corp	41
28,169	*	SLM Corp	348
258		Student Loan Corp	24
14,852		Textron, Inc	435
2,956	e*	thinkorswim Group, Inc	25
360	e*	Tree.com, Inc	2
393	e*	World Acceptance Corp	14

		TOTAL NONDEPOSITORY INSTITUTIONS	5,874

NONMETALLIC MINERALS, EXCEPT FUELS—0.08%
1,482	e	AMCOL International Corp	46
1,945		Compass Minerals International, Inc	102
2,908	e*	General Moly, Inc	13
6,416	e	Vulcan Materials Co	478

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	639

OIL AND GAS EXTRACTION—3.84%
2,461	e*	Abraxas Petroleum Corp	6
27,885		Anadarko Petroleum Corp	1,353
568	e	APCO Argentina, Inc	16
546	*	Approach Resources, Inc	8
2,099	e*	Arena Resources, Inc	82
2,141		Atlas America, Inc	73
1,653	*	ATP Oil & Gas Corp	29
3,326	*	Atwood Oceanics, Inc	121
18,033		Baker Hughes, Inc	1,092
2,507	e*	Basic Energy Services, Inc	53
2,505	e	Berry Petroleum Co (Class A)	97
2,193	*	Bill Barrett Corp	70
17,583		BJ Services Co	336
2,240	e*	BMB Munai, Inc	9
2,914	e*	Brigham Exploration Co	32
1,573	e*	Bronco Drilling Co, Inc	16
2,632	e*	Cal Dive International, Inc	28
1,319	*	Callon Petroleum Co	24
12,992	*	Cameron International Corp	501
2,276	e*	Cano Petroleum, Inc	5
1,637	*	Carrizo Oil & Gas, Inc	59
3,135	e*	Cheniere Energy, Inc	7
34,442	e	Chesapeake Energy Corp	1,235
4,959		Cimarex Energy Co	243
326	e*	Clayton Williams Energy, Inc	23
794	*	CNX Gas Corp	18
2,885	*	Complete Production Services, Inc	58
2,751	*	Comstock Resources, Inc	138
2,981	e*	Concho Resources, Inc	82
811	e*	Contango Oil & Gas Co	44
1,798	e*	Continental Resources, Inc	71

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

474	e*	Dawson Geophysical Co	$22
4,024	e*	Delta Petroleum Corp	55
14,734	*	Denbury Resources, Inc	281
4,143	e	Diamond Offshore Drilling, Inc	427
488	*	Double Eagle Petroleum Co	7
3,268	*	Encore Acquisition Co	137
6,804	e*	Endeavour International Corp	9
2,129	*	Energy Partners Ltd	18
4,218	e	Energy XXI Bermuda Ltd	13
8,035		ENSCO International, Inc	463
7,828		Equitable Resources, Inc	287
8,968	*	EXCO Resources, Inc	146
3,923	e*	Exterran Holdings, Inc	125
5,265	e*	Forest Oil Corp	261
2,157	e*	FX Energy, Inc	16
5,648	e*	Gasco Energy, Inc	10
1,949	e*	GeoGlobal Resources, Inc	5
424	*	Geokinetics, Inc	8
1,091	*	Geomet, Inc	6
6,920	e*	Global Industries Ltd	48
875	e*	GMX Resources, Inc	42
1,200	e*	Goodrich Petroleum Corp	52
8,059	e*	Grey Wolf, Inc	63
1,573	e*	Gulfport Energy Corp	16
52,210		Halliburton Co	1,691
2,496	e*	Harvest Natural Resources, Inc	25
5,489	e*	Helix Energy Solutions Group, Inc	133
6,324		Helmerich & Payne, Inc	273
5,316	*	Hercules Offshore, Inc	81
597	e	Kayne Anderson Energy Development Co	10
7,484	*	Key Energy Services, Inc	87
5,069	*	Mariner Energy, Inc	104
3,025	e*	McMoRan Exploration Co	72
6,041	*	Meridian Resource Corp	11
16,719	*	Nabors Industries Ltd	417
24,808	*	National Oilwell Varco, Inc	1,246
5,171	e*	Newpark Resources, Inc	38
16,083		Noble Corp	706
1,187	e*	Northern Oil And Gas, Inc	10
3,300	*	Oceaneering International, Inc	176
9,895	e*	Oilsands Quest, Inc	30
447	e	Panhandle Oil and Gas, Inc (Class A)	13
2,487	*	Parallel Petroleum Corp	23
6,555	e*	Parker Drilling Co	53
9,241		Patterson-UTI Energy, Inc	185
2,491	e	Penn Virginia Corp	133
361	m,v*	Petrocorp, Inc	—	^
15,052	*	PetroHawk Energy Corp	326
1,000	*	Petroleum Development Corp	44
2,768	e*	Petroquest Energy, Inc	43
2,681	*	Pioneer Drilling Co	36
7,158	e	Pioneer Natural Resources Co	374
6,453	*	Plains Exploration & Production Co	227
10,147	*	Pride International, Inc	300
1,170	e*	Quest Resource Corp	3
5,992	e*	Quicksilver Resources, Inc	118
2,214	*	RAM Energy Resources, Inc	6
9,241		Range Resources Corp	396
989	e*	Rex Energy Corp	16
6,543	e	Rowan Cos, Inc	200
1,462	e	RPC, Inc	21
70,709		Schlumberger Ltd	5,522
1,221	e*	SEACOR Holdings, Inc	96
12,643		Smith International, Inc	741
20,708	*	Southwestern Energy Co	632

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

3,800		St. Mary Land & Exploration Co	$135
1,900	*	Stone Energy Corp	80
3,221	e*	Sulphco, Inc	6
4,839	*	Superior Energy Services	151
989	e*	Superior Well Services, Inc	25
1,701	*	Swift Energy Co	66
4,475	*	Tetra Technologies, Inc	62
3,048	e	Tidewater, Inc	169
942	e*	Toreador Resources Corp	9
18,786	e	Transocean, Inc	2,063
755	e*	Trico Marine Services, Inc	13
1,391	e*	Tri-Valley Corp	9
1,841	e*	TXCO Resources, Inc	19
500	*	Union Drilling, Inc	5
2,793	*	Unit Corp	139
3,680	e*	Vaalco Energy, Inc	25
1,213	e*	Venoco, Inc	16
1,693	e	W&T Offshore, Inc	46
3,436	*	Warren Resources, Inc	34
40,668	*	Weatherford International Ltd	1,022
2,534	*	Whiting Petroleum Corp	181
2,395	e*	Willbros Group, Inc	63
32,868		XTO Energy, Inc	1,529

		TOTAL OIL AND GAS EXTRACTION	28,931

PAPER AND ALLIED PRODUCTS—0.49%
2,993	e*	AbitibiBowater, Inc	12
5,948	e	Bemis Co	156
2,317	*	Buckeye Technologies, Inc	19
3,345	e*	Cenveo, Inc	26
27,125	*	Domtar Corporation	125
2,970		Glatfelter	40
8,726	*	Graphic Packaging Holding Co	22
2,066		Greif, Inc (Class A)	135
24,643		International Paper Co	645
24,449		Kimberly-Clark Corp	1,585
10,393	e	MeadWestvaco Corp	242
1,971	e*	Mercer International, Inc	7
1,075		Neenah Paper, Inc	21
5,657		Packaging Corp of America	131
2,293		Rock-Tenn Co (Class A)	92
1,040		Schweitzer-Mauduit International, Inc	20
15,753	*	Smurfit-Stone Container Corp	74
6,153		Sonoco Products Co	183
6,477	e	Temple-Inland, Inc	99
3,174	e	Wausau Paper Corp	32

		TOTAL PAPER AND ALLIED PRODUCTS	3,666

PERSONAL SERVICES—0.16%
7,899		Cintas Corp	227
1,994	*	Coinstar, Inc	64
1,405		G & K Services, Inc (Class A)	46
19,744		H&R Block, Inc	449
2,055	e	Jackson Hewitt Tax Service, Inc	32
2,615		Regis Corp	72
5,024	e*	Sally Beauty Holdings, Inc	43
16,197	e	Service Corp International	135
1,036	*	Steiner Leisure Ltd	36
864		Unifirst Corp	37
2,092	e	Weight Watchers International, Inc	77

		TOTAL PERSONAL SERVICES	1,218

PETROLEUM AND COAL PRODUCTS—7.57%
783	e	Alon USA Energy, Inc	11

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,205	e*	American Oil & Gas, Inc	$6
19,569		Apache Corp	2,041
3,437		Ashland, Inc	101
5,926		Cabot Oil & Gas Corp	214
122,990		Chevron Corp	10,144
91,419		ConocoPhillips	6,696
1,100	e*	CVR Energy, Inc	9
683	e	Delek US Holdings, Inc	6
26,323		Devon Energy Corp	2,401
14,459		EOG Resources, Inc	1,294
313,325		Exxon Mobil Corp	24,333
5,933		Frontier Oil Corp	109
5,681	e*	Gran Tierra Energy, Inc	21
2,769	e*	Headwaters, Inc	37
16,834		Hess Corp	1,382
2,601		Holly Corp	75
41,567		Marathon Oil Corp	1,657
11,367		Murphy Oil Corp	729
7,953	*	Newfield Exploration Co	254
10,271		Noble Energy, Inc	571
48,723		Occidental Petroleum Corp	3,433
610		Quaker Chemical Corp	17
5,518	*	SandRidge Energy, Inc	108
7,003		Sunoco, Inc	249
8,359	e	Tesoro Corp	138
31,630		Valero Energy Corp	958
1,100	e	WD-40 Co	40
1,509	e	Western Refining, Inc	15

		TOTAL PETROLEUM AND COAL PRODUCTS	57,049

PIPELINES, EXCEPT NATURAL GAS—0.12%
37,733		Spectra Energy Corp	898

		TOTAL PIPELINES, EXCEPT NATURAL GAS	898

PRIMARY METAL INDUSTRIES—0.83%
6,705		AK Steel Holding Corp	174
48,775		Alcoa, Inc	1,101
6,046	e	Allegheny Technologies, Inc	179
2,599	e	Belden CDT, Inc	83
1,200	e*	Brush Engineered Materials, Inc	22
2,912		Carpenter Technology Corp	75
1,754	e*	Century Aluminum Co	49
528	e*	Coleman Cable, Inc	5
4,100	e*	CommScope, Inc	142
94,260		Corning, Inc	1,474
1,511	e	Encore Wire Corp	27
849	e*	Fushi Copperweld, Inc	8
3,250	e*	General Cable Corp	116
636	e*	General Steel Holdings, Inc	5
1,633	e	Gibraltar Industries, Inc	31
718	*	Haynes International, Inc	34
2,056	*	Horsehead Holding Corp	12
3,360		Hubbell, Inc (Class B)	118
1,977	e	Matthews International Corp (Class A)	100
1,459	e*	Metalico, Inc	9
2,431		Mueller Industries, Inc	56
538	e*	Northwest Pipe Co	23
18,859		Nucor Corp	745
529	e	Olympic Steel, Inc	16
8,241		Precision Castparts Corp	649
1,496	e*	RTI International Metals, Inc	29
1,362	e	Schnitzer Steel Industries, Inc (Class A)	53
10,047		Steel Dynamics, Inc	172
1,393	e	Texas Industries, Inc	57
5,118	e	Titanium Metals Corp	58
1,864		Tredegar Corp	33

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

7,034		United States Steel Corp	$546
400	*	Universal Stainless & Alloy	10
3,836	e	Worthington Industries, Inc	57

		TOTAL PRIMARY METAL INDUSTRIES	6,268

PRINTING AND PUBLISHING—0.33%
2,726	*	ACCO Brands Corp	21
1,036	e	AH Belo Corp (Class A)	5
3,245		American Greetings Corp (Class A)	50
5,182		Belo (A.H.) Corp (Class A)	31
2,400		Bowne & Co, Inc	28
594	*	Consolidated Graphics, Inc	18
594	e	Courier Corp	12
269	e	CSS Industries, Inc	7
1,291	e*	Dolan Media Co	13
3,340		Dun & Bradstreet Corp	315
1,693		Ennis, Inc	26
1,802	e	EW Scripps Co (Class A)	13
13,654	e	Gannett Co, Inc	231
821	e,v	GateHouse Media, Inc	—	^
2,799	e	Harte-Hanks, Inc	29
2,635		John Wiley & Sons, Inc (Class A)	107
2,807	e	Journal Communications, Inc (Class A)	14
2,965	e	Lee Enterprises, Inc	10
1,522	e*	Martha Stewart Living Omnimedia, Inc (Class A)	13
2,758	e	McClatchy Co (Class A)	12
18,492		McGraw-Hill Cos, Inc	584
1,514		Media General, Inc (Class A)	19
2,369	e	Meredith Corp	66
2,630	*	MSCI, Inc (Class A)	63
514	e	Multi-Color Corp	12
8,530	e	New York Times Co (Class A)	122
945	e*	Playboy Enterprises, Inc (Class B)	4
1,695	*	Presstek, Inc	10
2,715	e	Primedia, Inc	7
4,232	e*	R.H. Donnelley Corp	8
12,693		R.R. Donnelley & Sons Co	311
977		Schawk, Inc (Class A)	15
1,473	e	Scholastic Corp	38
1,179		Standard Register Co	12
3,018	e*	Valassis Communications, Inc	26
2,630	e*	VistaPrint Ltd	86
329		Washington Post Co (Class B)	183

		TOTAL PRINTING AND PUBLISHING	2,521

RAILROAD TRANSPORTATION—0.90%
16,547		Burlington Northern Santa Fe Corp	1,529
24,248		CSX Corp	1,323
1,841	*	Genesee & Wyoming, Inc (Class A)	69
4,812	e*	Kansas City Southern Industries, Inc	214
22,485		Norfolk Southern Corp	1,489
30,427		Union Pacific Corp	2,165

		TOTAL RAILROAD TRANSPORTATION	6,789

REAL ESTATE—0.09%
10,114	e*	CB Richard Ellis Group, Inc (Class A)	135
378		Consolidated-Tomoka Land Co	16
1,553	e	DuPont Fabros Technology, Inc	24
4,444	e	Forest City Enterprises, Inc (Class A)	136
2,159	*	Forestar Real Estate Group, Inc	32
660	e*	FX Real Estate and Entertainment, Inc	1
982	e	Grubb & Ellis Co	3
1,906		Jones Lang LaSalle, Inc	83
1,663	e*	LoopNet, Inc	16
5,578	e*	St. Joe Co	218
3,104	e	Stewart Enterprises, Inc (Class A)	24

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

297	e*	Stratus Properties, Inc	$8
1,468		Thomas Properties Group, Inc	15

		TOTAL REAL ESTATE	711

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.34%
464	e*	AEP Industries, Inc	9
3,774		Cooper Tire & Rubber Co	33
781	e*	Deckers Outdoor Corp	81
14,789	*	Goodyear Tire & Rubber Co	226
881	e*	Metabolix, Inc	10
16,581		Newell Rubbermaid, Inc	286
21,174		Nike, Inc (Class B)	1,417
1,704	e	Schulman (A.), Inc	34
8,376		Sealed Air Corp	184
1,985	e*	Skechers U.S.A., Inc (Class A)	33
2,188		Spartech Corp	22
1,848	e	Titan International, Inc	39
714	e*	Trex Co, Inc	13
3,650		Tupperware Corp	101
2,075	e	West Pharmaceutical Services, Inc	101

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,589

SECURITY AND COMMODITY BROKERS—2.23%
13,287		Ameriprise Financial, Inc	508
947	e	BlackRock, Inc	184
8,541		Broadridge Financial Solutions, Inc	131
1,547		Calamos Asset Management, Inc (Class A)	28
54,106	e	Charles Schwab Corp	1,407
3,977		CME Group, Inc	1,477
1,086	e	Cohen & Steers, Inc	31
118	e	Diamond Hill Investment Group, Inc	11
800	*	Duff & Phelps Corp (Class A)	17
25,192	e*	E*Trade Financial Corp	71
6,300	e	Eaton Vance Corp	222
528	e	Evercore Partners, Inc (Class A)	9
2,300	e*	FBR Capital Markets Corp	15
1,364	e*	FCStone Group, Inc	24
5,305		Federated Investors, Inc (Class B)	153
9,224		Franklin Resources, Inc	813
448		GAMCO Investors, Inc (Class A)	27
3,928		GFI Group, Inc	18
23,394		Goldman Sachs Group, Inc	2,994
1,134	e	Greenhill & Co, Inc	84
2,464	e*	Interactive Brokers Group, Inc (Class A)	55
4,300	*	IntercontinentalExchange, Inc	347
23,419	e	Invesco Ltd	491
2,790	*	Investment Technology Group, Inc	85
9,634	e	Janus Capital Group, Inc	234
7,640	e	Jefferies Group, Inc	171
1,786	e*	KBW, Inc	59
5,354	*	Knight Capital Group, Inc (Class A)	80
3,465	*	LaBranche & Co, Inc	16
6,023	e*	Ladenburg Thalmann Financial Services, Inc	11
3,156		Lazard Ltd (Class A)	135
8,138		Legg Mason, Inc	310
1,518	e*	MarketAxess Holdings, Inc	12
89,780		Merrill Lynch & Co, Inc	2,271
6,300	e*	MF Global Ltd	27
65,671	e	Morgan Stanley	1,510
967	e*	Morningstar, Inc	54
8,320	e*	Nasdaq Stock Market, Inc	254
16,019	e	NYSE Euronext	628
2,681	e	optionsXpress Holdings, Inc	52
879	e*	Penson Worldwide, Inc	12
1,153	e*	Piper Jaffray Cos	50
5,630	e	Raymond James Financial, Inc	186

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

870	e	Sanders Morris Harris Group, Inc	$8
8,072		SEI Investments Co	179
1,409	*	Stifel Financial Corp	70
1,726	e	SWS Group, Inc	35
15,553		T Rowe Price Group, Inc	835
14,726	*	TD Ameritrade Holding Corp	239
1,322	e*	Thomas Weisel Partners Group, Inc	11
702	e	US Global Investors, Inc (Class A)	7
98		Value Line, Inc	3
5,415		Waddell & Reed Financial, Inc (Class A)	134
322	e	Westwood Holdings Group, Inc	15

		TOTAL SECURITY AND COMMODITY BROKERS	16,810

SOCIAL SERVICES—0.01%
1,396	e*	Capital Senior Living Corp	11
617	e*	Providence Service Corp	6
1,211	*	Res-Care, Inc	22

		TOTAL SOCIAL SERVICES	39

SPECIAL TRADE CONTRACTORS—0.08%
246	e	Alico, Inc	12
1,884	*	AsiaInfo Holdings, Inc	17
1,567		Chemed Corp	64
2,673		Comfort Systems USA, Inc	36
2,650	*	Dycom Industries, Inc	35
3,912	e*	EMCOR Group, Inc	103
1,632	e*	Insituform Technologies, Inc (Class A)	24
987	e*	Integrated Electrical Services, Inc	17
1,155	*	Layne Christensen Co	41
10,263	e*	Quanta Services, Inc	277

		TOTAL SPECIAL TRADE CONTRACTORS	626

STONE, CLAY, AND GLASS PRODUCTS—0.49%
41,649		3M Co	2,845
2,068	e	Apogee Enterprises, Inc	31
665	e*	Cabot Microelectronics Corp	21
1,232	e	CARBO Ceramics, Inc	64
2,603	e	Eagle Materials, Inc	58
8,722	e	Gentex Corp	125
862	e	Libbey, Inc	7
4,568	e*	Owens Corning, Inc	109
9,975	*	Owens-Illinois, Inc	293
2,151	e*	US Concrete, Inc	10
4,021	e*	USG Corp	103

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,666

TEXTILE MILL PRODUCTS—0.00%**
874	e	Oxford Industries, Inc	22
905	e	Xerium Technologies, Inc	6

		TOTAL TEXTILE MILL PRODUCTS	28

TOBACCO PRODUCTS—1.31%
124,164		Altria Group, Inc	2,463
10,230		Lorillard, Inc	728
125,460		Philip Morris International, Inc	6,035
1,060	e	Universal Corp	52
8,397		UST, Inc	559
2,525	e	Vector Group Ltd	44

		TOTAL TOBACCO PRODUCTS	9,881

TRANSPORTATION BY AIR—0.41%
677	e*	Air Methods Corp	19

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

5,873	e*	Airtran Holdings, Inc	$14
2,436	e*	Alaska Air Group, Inc	50
804	*	Allegiant Travel Co	28
14,725	e*	AMR Corp	145
809	*	Atlas Air Worldwide Holdings, Inc	33
1,071	e*	Bristow Group, Inc	36
5,828	*	Continental Airlines, Inc (Class B)	97
1,785		Copa Holdings S.A. (Class A)	58
18,062	e*	Delta Air Lines, Inc	135
18,127		FedEx Corp	1,433
2,405	e*	Hawaiian Holdings, Inc	22
11,166	e*	JetBlue Airways Corp	55
14,890	*	Northwest Airlines Corp	134
882	e*	PHI, Inc	33
2,007	*	Republic Airways Holdings, Inc	20
2,935	e	Skywest, Inc	47
43,331		Southwest Airlines Co	629
6,915	e	UAL Corp	61
4,982	e*	US Airways Group, Inc	30

		TOTAL TRANSPORTATION BY AIR	3,079

TRANSPORTATION EQUIPMENT—2.36%
1,197		A.O. Smith Corp	47
2,061	e*	AAR Corp	34
1,493	e*	Accuride Corp	2
418	e*	Aerovironment, Inc	13
2,719	e	American Axle & Manufacturing Holdings, Inc	15
569	e	American Railcar Industries, Inc	9
1,306	e*	Amerigon, Inc (Class A)	9
4,699	e	ArvinMeritor, Inc	61
1,438	*	ATC Technology Corp	34
3,471		Autoliv, Inc	117
5,637	*	BE Aerospace, Inc	89
44,473		Boeing Co	2,550
5,519	e	Brunswick Corp	71
3,028		Clarcor, Inc	115
940	e*	Cogo Group, Inc	5
5,941	e*	Dana Holding Corp	29
636		Ducommun, Inc	15
3,359	e	Federal Signal Corp	46
3,728	e,v*	Fleetwood Enterprises, Inc	4
4,014	e*	Force Protection, Inc	11
129,460	e*	Ford Motor Co	673
809	e	Freightcar America, Inc	24
735	e*	Fuel Systems Solutions, Inc	25
3,656	e*	GenCorp, Inc	25
23,450		General Dynamics Corp	1,726
29,035	e	General Motors Corp	274
516	e*	GenTek, Inc	13
9,112		Genuine Parts Co	366
7,490		Goodrich Corp	312
869	e	Greenbrier Cos, Inc	17
1,580	e	Group 1 Automotive, Inc	34
14,147	e	Harley-Davidson, Inc	528
5,143		Harsco Corp	191
5,897	*	Hayes Lemmerz International, Inc	16
1,585	e	Heico Corp	52
1,612		Kaman Corp	46
533	*	LMI Aerospace, Inc	11
19,380		Lockheed Martin Corp	2,125
20,310		Northrop Grumman Corp	1,230
3,572	*	Orbital Sciences Corp	86
4,528	e	Oshkosh Truck Corp	60
21,848		Paccar, Inc	834

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

7,965	*	Pactiv Corp	$198
2,038	e	Polaris Industries, Inc	93
24,814		Raytheon Co	1,328
1,983	e	Spartan Motors, Inc	6
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	100
1,631	e	Superior Industries International, Inc	31
2,719	e*	Tenneco, Inc	29
2,119	e	Thor Industries, Inc	53
1,979	e*	TransDigm Group, Inc	68
4,846	e	Trinity Industries, Inc	125
984	e	Triumph Group, Inc	45
2,648	*	TRW Automotive Holdings Corp	42
57,747		United Technologies Corp	3,468
7,954	e*	Visteon Corp	18
2,193	e	Wabash National Corp	21
2,903		Westinghouse Air Brake Technologies Corp	149
1,944		Winnebago Industries, Inc	25

		TOTAL TRANSPORTATION EQUIPMENT	17,743

TRANSPORTATION SERVICES—0.20%
1,330	e	Ambassadors Group, Inc	21
10,211		CH Robinson Worldwide, Inc	520
783	*	Dynamex, Inc	22
12,898		Expeditors International Washington, Inc	449
2,753		GATX Corp	109
2,417	*	HUB Group, Inc (Class A)	91
2,163	*	Interval Leisure Group, Inc	23
3,811	*	Lear Corp	40
2,500	e*	Orbitz Worldwide, Inc	15
2,338	e	Pacer International, Inc	39
2,365	e	Ship Finance International Ltd	51
6,068		UTI Worldwide, Inc	103

		TOTAL TRANSPORTATION SERVICES	1,483

TRUCKING AND WAREHOUSING—0.44%
1,500	e	Arkansas Best Corp	50
1,483	*	Celadon Group, Inc	17
2,398	e	Con-way, Inc	106
1,949		Forward Air Corp	53
3,489	e	Heartland Express, Inc	54
4,893	e	J.B. Hunt Transport Services, Inc	163
3,156	e	Landstar System, Inc	139
952	*	Marten Transport Ltd	19
1,717	*	Old Dominion Freight Line	49
103	e*	Patriot Transportation Holding, Inc	8
900	*	Saia, Inc	12
40,370		United Parcel Service, Inc (Class B)	2,539
200	e*	Universal Truckload Services, Inc	5
2,855	e	Werner Enterprises, Inc	62
3,415	e*	YRC Worldwide, Inc	41

		TOTAL TRUCKING AND WAREHOUSING	3,317

WATER TRANSPORTATION—0.28%
1,950	e	Alexander & Baldwin, Inc	86
2,778	e*	American Commercial Lines, Inc	30
829	e	Arlington Tankers Ltd	13
26,104		Carnival Corp	923
2,362	e	DHT Maritime, Inc	16
2,567	e	Eagle Bulk Shipping, Inc	36
2,983	e	Frontline Ltd	143
1,322	e	Genco Shipping & Trading Ltd	44
1,588	e	General Maritime Corp	31
2,142	e	Golar LNG Ltd	28
1,244	*	Gulfmark Offshore, Inc	56

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

2,063	e	Horizon Lines, Inc (Class A)	$20
1,586	e*	Hornbeck Offshore Services, Inc	61
357	*	International Shipholding Corp	8
3,228	*	Kirby Corp	123
1,036	e	Knightsbridge Tankers Ltd	27
2,047	e	Nordic American Tanker Shipping	66
2,450	e*	Odyssey Marine Exploration, Inc	11
1,464	e	Overseas Shipholding Group, Inc	85
8,396	e	Royal Caribbean Cruises Ltd	174
400	e*	TBS International Ltd (Class A)	5
2,428	e	Teekay Corp	64
800	e	Teekay Tankers Ltd (Class A)	14
931	e*	Ultrapetrol Bahamas Ltd	7

		TOTAL WATER TRANSPORTATION	2,071

WHOLESALE TRADE-DURABLE GOODS—0.38%
2,158	e	Agilysys, Inc	22
2,206		Applied Industrial Technologies, Inc	59
6,511	*	Arrow Electronics, Inc	171
2,819	e	Barnes Group, Inc	57
2,807	e*	Beacon Roofing Supply, Inc	44
6,944		BorgWarner, Inc	228
702		Castle (A.M.) & Co	12
671	*	Chindex International, Inc	7
1,444	e*	Conceptus, Inc	24
1,204	*	DemandTec, Inc	11
1,490	*	Digi International, Inc	15
1,195	e*	Drew Industries, Inc	20
573	e*	Hansen Medical, Inc	8
800	e	Houston Wire & Cable Co	14
4,578		IKON Office Solutions, Inc	78
9,316	*	Ingram Micro, Inc (Class A)	150
3,362	*	Insight Enterprises, Inc	45
1,758	e*	Interline Brands, Inc	29
3,799	e	Knight Transportation, Inc	64
300	e	Lawson Products, Inc	8
8,123	e*	LKQ Corp	138
2,473	e	Martin Marietta Materials, Inc	277
900	*	MedAssets, Inc	16
620	*	MWI Veterinary Supply, Inc	24
2,588	e	Owens & Minor, Inc	126
6,516	*	Patterson Cos, Inc	198
2,583	e	PEP Boys-Manny Moe & Jack	16
3,009	e	Pool Corp	70
2,783	e*	PSS World Medical, Inc	54
3,758		Reliance Steel & Aluminum Co	143
3,079	*	Solera Holdings, Inc	88
3,376	*	Tech Data Corp	101
433	e*	Titan Machinery, Inc	9
2,452	e*	TomoTherapy, Inc	11
2,317	e*	Tyler Technologies, Inc	35
4,326		W.W. Grainger, Inc	376
2,519	*	WESCO International, Inc	81

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,829

WHOLESALE TRADE-NONDURABLE GOODS—0.63%
1,483		Aceto Corp	14
4,959		Airgas, Inc	246
2,860	e*	Akorn, Inc	15
5,454	e*	Alliance One International, Inc	21
3,382		Allscripts Healthcare Solutions, Inc	42
896	e	Andersons, Inc	32
3,641	e*	Bare Escentuals, Inc	40
1,671	e*	BMP Sunstone Corp	12
4,962	e	Brown-Forman Corp (Class B)	356

TIAA SEPARATE ACCOUNT VA-1—Stock Index Account

SHARES		COMPANY	VALUE (000)

21,354		Cardinal Health, Inc	$1,052
2,265	*	Central European Distribution Corp	103
638	e*	Core-Mark Holding Co, Inc	16
1	*	CPEX Pharmaceuticals, Inc	—	^
7,952	*	Dean Foods Co	186
7,495	*	Endo Pharmaceuticals Holdings, Inc	150
2,503	e*	Fresh Del Monte Produce, Inc	56
852	e*	Green Mountain Coffee Roasters, Inc	33
2,432	e*	Hain Celestial Group, Inc	67
5,330	*	Henry Schein, Inc	287
3,890		Herbalife Ltd	154
7,953	e	Idearc, Inc	10
500	e	Kenneth Cole Productions, Inc (Class A)	7
1,430	e	K-Swiss, Inc (Class A)	25
901	e*	LSB Industries, Inc	12
231	e*	Maui Land & Pineapple Co, Inc	6
3,315	e	Men's Wearhouse, Inc	70
1,570		Myers Industries, Inc	20
785	e	Nash Finch Co	34
3,094		Nu Skin Enterprises, Inc (Class A)	50
804	*	Perry Ellis International, Inc	12
1,539	e*	School Specialty, Inc	48
1,382		Spartan Stores, Inc	34
626	*	Synutra International, Inc	13
35,948		Sysco Corp	1,108
5,520	e	Terra Industries, Inc	162
2,117	e*	Tractor Supply Co	89
2,582	e*	United Natural Foods, Inc	65
1,202	*	United Stationers, Inc	57
423	e	Valhi, Inc	8
849	e*	Volcom, Inc	15
1,325	e	Zep, Inc	23
1,070	e*	Zhongpin, Inc	11

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,761

		TOTAL COMMON STOCKS (Cost $623,695)	752,835

SHORT-TERM INVESTMENTS—16.89%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—16.89%
127,241,881		State Street Navigator Securities Lending Prime Portfolio	127,242

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	127,242

		TOTAL SHORT-TERM INVESTMENTS (Cost $127,242)	127,242

		TOTAL PORTFOLIO—116.83%
		(Cost $750,937)	880,077
		OTHER ASSETS & LIABILITIES, NET—(16.83%)	(126,757)

		NET ASSETS—100.00%	$753,320

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At September 30, 2008, the unrealized appreciation on investments was $129,140,299, consisting of gross unrealized appreciation of $254,198,410 and gross unrealized depreciation of $125,058,111.

TIAA SEPARATE ACCOUNT VA-1—Notes to Schedule of Investments (Unaudited)

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Accounting for investments and investment income: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REIT”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to

TIAA SEPARATE ACCOUNT VA-1—Notes to Schedule of Investments (Unaudited)

increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk in investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Cash: The Account may hold cash in its account with the custodian. The Account throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of VA-1 are indemnified against certain liabilities that may arise out of their duties to VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Accounts reporting as of September 30, 2008.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Account as of September 30, 2008:

	Investment in Securities	Other Financial Instruments
Level 1	$880,077,145	$—
Level 2	—	—
Level 3	50	—
Total	$880,077,195	$—

TIAA SEPARATE ACCOUNT VA-1—Notes to Schedule of Investments (Unaudited)

Note 3—New accounting pronouncement: In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 “(SFAS 161)”. SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 19, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 19, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b)Section 302 certification of the principal financial officer (EX.99. Cert.)